Schedule of Investments (unaudited) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	1,832	$64,798
Aerojet Rocketdyne Holdings, Inc.	4,402	193,732
AeroVironment, Inc.(a)(b)	1,173	104,526
Astronics Corp.(a)	802	10,346
Axon Enterprise, Inc.(a)	3,648	656,494
Boeing Co.(a)	30,173	6,246,716
BWX Technologies, Inc.	5,316	301,630
Byrna Technologies, Inc.(a)	889	14,980
Curtiss-Wright Corp.	2,277	290,727
Ducommun, Inc.(a)	463	22,405
General Dynamics Corp.	13,919	2,822,077
HEICO Corp.	2,509	349,729
HEICO Corp., Class A	4,494	564,806
Hexcel Corp.(a)	4,786	271,558
Howmet Aerospace, Inc.	21,551	639,849
Huntington Ingalls Industries, Inc.	2,320	470,334
Kaman Corp.	1,670	59,769
Kratos Defense & Security Solutions, Inc.(a)	6,472	138,436
L3Harris Technologies, Inc.	11,161	2,573,057
Lockheed Martin Corp.	13,854	4,603,961
Maxar Technologies, Inc.	4,526	120,165
Mercury Systems, Inc.(a)	3,318	171,010
Moog, Inc., Class A	2,034	153,628
National Presto Industries, Inc.	532	44,236
Northrop Grumman Corp.	8,436	3,013,508
PAE, Inc.(a)	2,523	25,028
Park Aerospace Corp.	2,497	32,686
Parsons Corp.(a)	1,324	45,863
Raytheon Technologies Corp.	85,182	7,569,273
Spirit AeroSystems Holdings, Inc., Class A	6,049	249,763
Textron, Inc.	12,874	950,745
TransDigm Group, Inc.(a)	2,883	1,798,473
Triumph Group, Inc.(a)	3,986	81,514
Vectrus, Inc.(a)	1,014	49,108
Virgin Galactic Holdings Inc.(a)(b)	9,776	183,300

		34,888,230

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	3,269	81,365
Atlas Air Worldwide Holdings, Inc.(a)(b)	1,506	122,167
C.H. Robinson Worldwide, Inc.	7,295	707,542
Echo Global Logistics, Inc.(a)	1,449	69,885
Expeditors International of Washington, Inc.	9,520	1,173,435
FedEx Corp.	13,802	3,250,785
Forward Air Corp.	1,607	161,600
GXO Logistics, Inc.(a)	5,353	475,346
Hub Group, Inc., Class A(a)	1,752	137,655
Radiant Logistics, Inc.(a)	1,065	7,168
United Parcel Service, Inc., Class B	40,712	8,690,791

		14,877,739

Airlines(a) — 0.2%
Alaska Air Group, Inc.	6,770	357,456
Allegiant Travel Co.	769	134,783
American Airlines Group, Inc.	37,427	718,598
Copa Holdings SA, Class A	1,947	144,000
Delta Air Lines, Inc.	36,295	1,420,223
Frontier Group Holdings, Inc.	1,674	26,198
Hawaiian Holdings, Inc.	2,898	56,076
JetBlue Airways Corp.	17,926	251,502
Mesa Air Group, Inc.	1,258	9,485

Security	Shares	Value

Airlines (continued)
SkyWest, Inc.	2,859	$123,023
Southwest Airlines Co.	33,394	1,578,868
Spirit Airlines, Inc.	5,015	109,578
Sun Country Airlines Holdings, Inc.	884	26,768
United Airlines Holdings, Inc.	17,861	824,107

		5,780,665

Auto Components — 0.3%
Adient PLC(a)	4,947	205,894
American Axle & Manufacturing Holdings, Inc.(a)	6,123	55,597
Aptiv PLC(a)	15,194	2,626,891
BorgWarner, Inc.	13,316	600,152
Cooper-Standard Holdings, Inc.(a)	597	15,486
Dana, Inc.	7,592	168,467
Dorman Products, Inc.(a)	1,364	142,374
Fox Factory Holding Corp.(a)	2,359	379,681
Gentex Corp.	13,775	487,497
Gentherm, Inc.(a)	1,943	143,063
Goodyear Tire & Rubber Co.(a)	15,578	297,851
LCI Industries	1,449	202,338
Lear Corp.	3,357	576,901
Modine Manufacturing Co.(a)	3,006	33,066
Motorcar Parts of America, Inc.(a)	702	13,282
Patrick Industries, Inc.	1,396	108,762
QuantumScape Corp.(a)(b)	13,245	383,310
Standard Motor Products, Inc.	1,011	48,427
Stoneridge, Inc.(a)	1,548	29,381
Tenneco, Inc., Class A(a)	3,547	47,069
Visteon Corp.(a)	1,782	201,687
XL Fleet Corp.(a)	2,774	15,202
XPEL Inc.(a)	1,008	76,507

		6,858,885

Automobiles — 2.2%
Arcimoto, Inc.(a)(b)	1,593	18,606
Canoo, Inc.(a)(b)	4,079	32,714
Fisker, Inc.(a)(b)	9,734	156,231
Ford Motor Co.(a)	219,948	3,756,712
General Motors Co.(a)	77,333	4,209,235
Harley-Davidson, Inc.	8,797	321,002
Lordstown Motors Corp., Class A(a)(b)	5,606	28,983
Tesla, Inc.(a)	44,849	49,961,786
Thor Industries, Inc.	2,960	301,802
Winnebago Industries, Inc.	2,035	137,749
Workhorse Group, Inc.(a)(b)	6,200	41,726

		58,966,546

Banks — 4.4%
1st Source Corp.	2,496	120,507
Allegiance Bancshares, Inc.	1,063	41,638
Amalgamated Financial Corp.	666	12,228
Amerant Bancorp, Inc.(a)	2,322	61,649
American National Bankshares, Inc.	234	8,681
Ameris Bancorp.	3,711	194,419
Arrow Financial Corp.	496	17,782
Associated Banc-Corp.	9,965	222,020
Atlantic Capital Bancshares, Inc.(a)	685	18,844
Atlantic Union Bankshares Corp.	5,090	182,578
Banc of California, Inc.	1,360	27,649
BancFirst Corp.	2,736	177,867
Bancorp, Inc.(a)	1,904	58,167
Bank First Corp.	309	21,936
Bank of America Corp.	417,037	19,926,028
Bank of Hawaii Corp.	2,202	186,069

1

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp	6,217	$236,930
Bank of NT Butterfield & Son Ltd.	2,766	99,299
Bank OZK	7,123	318,184
BankUnited, Inc.	3,469	140,703
Banner Corp.	981	56,663
Bar Harbor Bankshares	1,349	40,065
Berkshire Hills Bancorp, Inc.	2,000	54,300
Blue Ridge Bankshares, Inc.(b)	1,301	23,873
BOK Financial Corp.	1,851	187,266
Brookline Bancorp, Inc.	2,260	36,273
Bryn Mawr Bank Corp.	1,866	86,470
Business First Bancshares, Inc.	1,155	30,815
Byline Bancorp, Inc.	1,662	42,813
Cadence Bank	7,133	207,014
Cambridge Bancorp	245	22,493
Camden National Corp.	528	25,133
Capital Bancorp, Inc.	643	16,364
Capital City Bank Group, Inc.	363	9,754
Capstar Financial Holdings, Inc.	1,127	24,760
Carter Bankshares, Inc.(a)	1,048	15,699
Cathay General Bancorp	5,815	245,335
CBTX, Inc.	1,468	39,930
Central Pacific Financial Corp.	427	11,738
Century Bancorp, Inc., Class A	231	26,600
CIT Group, Inc.	5,535	274,149
Citigroup, Inc.	114,197	7,897,865
Citizens & Northern Corp.	1,802	45,969
Citizens Financial Group, Inc.	24,666	1,168,675
City Holding Co.	442	35,174
Civista Bancshares, Inc.	808	19,440
CNB Financial Corp.	1,531	39,301
Coastal Financial Corp.(a)	714	27,168
Columbia Banking System, Inc.	2,735	93,346
Comerica, Inc.	7,847	667,701
Commerce Bancshares, Inc.	6,118	431,380
Community Bank System, Inc.	1,925	137,965
Community Trust Bancorp, Inc.	2,423	105,837
ConnectOne Bancorp, Inc.	2,102	70,900
CrossFirst Bankshares, Inc.(a)	2,745	39,061
Cullen/Frost Bankers, Inc.	3,216	416,472
Customers Bancorp, Inc.(a)	1,668	88,888
CVB Financial Corp.	7,213	144,404
Dime Community Bancshares, Inc.	1,767	63,047
Eagle Bancorp, Inc.	1,044	59,080
East West Bancorp, Inc.	7,812	620,898
Eastern Bankshares, Inc.	10,087	209,507
Enterprise Bancorp, Inc.	214	7,950
Enterprise Financial Services Corp.	1,968	92,535
Equity Bancshares, Inc., Class A	1,265	42,327
Farmers National Banc Corp.	1,865	33,234
FB Financial Corp.	1,697	76,925
Fidelity D&D Bancorp, Inc.	168	8,499
Fifth Third Bancorp	38,951	1,695,537
Financial Institutions, Inc.	1,577	50,338
First Bancorp, Inc.	314	9,316
First BanCorp, Puerto Rico	5,214	71,171
First Bancorp/Southern Pines NC	897	43,433
First Bancshares, Inc.	1,176	47,334
First Bank/Hamilton	1,767	26,576
First Busey Corp.	4,173	106,370
First Citizens BancShares, Inc., Class A(b)	332	270,215
First Commonwealth Financial Corp.	3,047	46,619
First Community Bancshares, Inc.	576	18,674

Security	Shares	Value

Banks (continued)
First Financial Bancorp	3,534	$84,039
First Financial Bankshares, Inc.	7,245	367,466
First Financial Corp.	515	22,068
First Foundation, Inc.	2,299	61,176
First Hawaiian, Inc.	7,256	200,193
First Horizon Corp.	30,480	517,246
First Internet Bancorp	258	8,782
First Interstate Bancsystem, Inc., Class A	2,789	115,939
First Merchants Corp.	2,981	123,950
First Mid Bancshares, Inc.	847	36,489
First Midwest Bancorp, Inc.	3,526	67,876
First of Long Island Corp.	1,705	34,322
First Republic Bank	10,090	2,182,770
Flushing Financial Corp.	1,802	43,284
FNB Corp.	21,005	244,708
Fulton Financial Corp.	11,311	182,107
German American Bancorp, Inc.	1,941	76,514
Glacier Bancorp, Inc.	6,449	356,565
Great Southern Bancorp, Inc.	1,869	105,468
Great Western Bancorp, Inc.	1,846	62,856
Guaranty Bancshares, Inc.	297	11,149
Hancock Whitney Corp.	4,507	223,006
Hanmi Financial Corp.	907	20,126
HarborOne Bancorp, Inc.	5,315	76,377
Heartland Financial USA, Inc.	2,318	116,178
Heritage Commerce Corp.	3,436	41,198
Heritage Financial Corp.	1,053	26,157
Hilltop Holdings, Inc.	3,539	125,422
Home BancShares, Inc.	8,335	198,040
HomeStreet, Inc.	954	44,991
HomeTrust Bancshares, Inc.	642	19,517
Hope Bancorp, Inc.	3,638	53,078
Horizon Bancorp, Inc.	2,632	50,192
Howard Bancorp, Inc.(a)	467	9,672
Huntington Bancshares, Inc.	83,550	1,315,077
Independent Bank Corp.	2,109	122,128
Independent Bank Group, Inc.	1,861	134,532
International Bancshares Corp.	3,311	140,386
Investors Bancorp, Inc.	12,452	190,516
JPMorgan Chase & Co.	167,130	28,393,716
KeyCorp.	53,619	1,247,714
Lakeland Bancorp, Inc.	4,929	88,623
Lakeland Financial Corp.	1,121	80,566
Live Oak Bancshares, Inc.(b)	1,658	147,860
M&T Bank Corp.	7,429	1,092,954
Macatawa Bank Corp.	816	6,854
Mercantile Bank Corp.	497	17,082
Meta Financial Group, Inc.	1,236	68,524
Metrocity Bankshares, Inc.	765	17,978
Metropolitan Bank Holding Corp.(a)	533	48,428
Mid Penn Bancorp, Inc.	806	22,584
Midland States Bancorp, Inc.	963	24,711
MidWestOne Financial Group, Inc.	1,021	32,008
MVB Financial Corp.	865	36,927
National Bank Holdings Corp., Class A	890	38,599
NBT Bancorp, Inc.	1,281	47,000
Nicolet Bankshares, Inc.(a)	940	67,577
Northrim BanCorp, Inc.	226	10,039
OceanFirst Financial Corp.	4,668	103,490
OFG Bancorp	1,912	49,521
Old National Bancorp	5,681	97,031
Old Second Bancorp, Inc.	606	8,205
Origin Bancorp, Inc.	1,892	84,383

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Orrstown Financial Services, Inc.	348	$8,251
Pacific Premier Bancorp, Inc.	3,852	161,745
PacWest Bancorp	6,735	319,710
Park National Corp.	1,046	134,505
Peapack Gladstone Financial Corp.	1,216	40,797
Peoples Bancorp, Inc.	954	30,490
Peoples Financial Services Corp.	546	24,996
People’s United Financial, Inc.	24,143	413,811
Pinnacle Financial Partners, Inc.	4,175	403,180
PNC Financial Services Group, Inc.	24,017	5,068,308
Popular, Inc.	4,644	378,207
Preferred Bank/Los Angeles CA	347	23,794
Primis Financial Corp.	1,942	29,421
Prosperity Bancshares, Inc.	5,101	384,156
QCR Holdings, Inc.	904	49,847
RBB Bancorp	350	8,985
Red River Bancshares, Inc.	282	14,771
Regions Financial Corp.	55,685	1,318,621
Reliant Bancorp, Inc.	1,151	38,996
Renasant Corp.	1,899	71,042
Republic Bancorp, Inc., Class A	1,265	68,335
Republic First Bancorp, Inc.(a)	1,213	3,760
S&T Bancorp, Inc.	1,347	41,164
Sandy Spring Bancorp, Inc.	2,975	141,194
Seacoast Banking Corp. of Florida	1,610	58,652
ServisFirst Bancshares, Inc.	2,594	208,324
Sierra Bancorp	1,347	33,621
Signature Bank	3,278	976,254
Silvergate Capital Corp., Class A(a)	1,365	213,786
Simmons First National Corp., Class A	3,421	102,254
SmartFinancial, Inc.	348	9,045
South Plains Financial, Inc.	1,099	28,640
South State Corp.	4,039	315,406
Southern First Bancshares, Inc.(a)	161	8,673
Southside Bancshares, Inc.	1,208	49,915
Spirit of Texas Bancshares, Inc.	929	22,603
Sterling Bancorp	9,812	249,715
Stock Yards Bancorp, Inc.	1,115	68,294
Summit Financial Group, Inc.	488	12,263
SVB Financial Group(a)	3,192	2,289,941
Synovus Financial Corp.	8,407	391,682
Texas Capital Bancshares, Inc.(a)	3,041	184,285
Tompkins Financial Corp.	1,151	94,509
TowneBank	6,068	191,263
Trico Bancshares	1,297	56,848
TriState Capital Holdings, Inc.(a)	1,824	54,811
Triumph Bancorp, Inc.(a)	1,435	168,326
Truist Financial Corp.	76,081	4,828,861
Trustmark Corp.	3,530	112,289
U.S. Bancorp	75,998	4,587,999
UMB Financial Corp.	2,493	246,358
Umpqua Holdings Corp.	13,358	273,171
United Bankshares, Inc.	7,086	262,111
United Community Banks, Inc.	2,390	83,268
Univest Financial Corp.	4,249	121,946
Valley National Bancorp	22,509	298,469
Veritex Holdings, Inc.	1,506	61,671
Washington Trust Bancorp, Inc.	832	45,477
Webster Financial Corp.	5,170	289,313
Wells Fargo & Co.	232,852	11,912,708
WesBanco, Inc.	4,292	149,233
West BanCorp., Inc.	1,337	42,383

Security	Shares	Value

Banks (continued)
Westamerica BanCorp.	987	$55,035
Western Alliance Bancorp	5,571	646,737
Wintrust Financial Corp.	3,001	265,589
Zions Bancorp NA	9,151	576,421

		118,049,985

Beverages — 1.2%
Boston Beer Co., Inc., Class A(a)	515	253,627
Brown-Forman Corp., Class A	2,241	143,491
Brown-Forman Corp., Class B	10,307	699,742
Celsius Holdings, Inc.(a)	3,193	308,188
Coca-Cola Co.	218,509	12,317,352
Coca-Cola Consolidated, Inc.(b)	267	107,174
Constellation Brands, Inc., Class A	9,080	1,968,635
Duckhorn Portfolio, Inc.(a)	1,097	21,216
Keurig Dr Pepper, Inc.	38,363	1,384,521
MGP Ingredients, Inc.	794	50,983
Molson Coors Beverage Co., Class B	9,932	437,902
Monster Beverage Corp.(a)	20,960	1,781,600
National Beverage Corp.	1,540	86,856
NewAge, Inc.(a)	4,799	7,103
PepsiCo, Inc.	77,655	12,549,048
Primo Water Corp.	8,535	135,706

		32,253,144

Biotechnology — 2.4%
4D Molecular Therapeutics, Inc.(a)(b)	982	23,597
89bio, Inc.(a)	289	5,086
AbbVie, Inc.	99,454	11,404,390
ACADIA Pharmaceuticals, Inc.(a)(b)	6,095	109,405
Acceleron Pharma, Inc.(a)	2,904	505,819
Adagio Therapeutics, Inc.(a)	2,455	71,784
Adicet Bio, Inc.(a)	3,397	29,214
Aduro Biotech, Inc.(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	8,449
Aeglea BioTherapeutics, Inc.(a)	2,074	15,182
Affimed NV(a)	6,814	46,335
Agenus, Inc.(a)	12,516	48,061
Agios Pharmaceuticals, Inc.(a)(b)	3,560	167,320
Akebia Therapeutics, Inc.(a)(b)	13,498	38,739
Akero Therapeutics, Inc.(a)(b)	963	20,695
Akouos, Inc.(a)	2,027	18,892
Albireo Pharma, Inc.(a)(b)	609	17,795
Aldeyra Therapeutics, Inc.(a)	2,558	23,278
Alector, Inc.(a)	2,986	64,916
Aligos Therapeutics, Inc.(a)(b)	956	15,229
Alkermes PLC(a)(b)	9,214	279,092
Allakos, Inc.(a)(b)	1,995	200,657
Allogene Therapeutics, Inc.(a)	3,795	65,426
Allovir, Inc.(a)	1,851	44,443
Alnylam Pharmaceuticals, Inc.(a)(b)	6,614	1,055,330
Altimmune, Inc.(a)	1,708	18,446
ALX Oncology Holdings, Inc.(a)	841	47,130
Amgen, Inc.	31,992	6,621,384
Amicus Therapeutics, Inc.(a)	13,772	144,606
AnaptysBio, Inc.(a)	865	28,459
Anavex Life Sciences Corp.(a)(b)	3,482	65,253
Anika Therapeutics, Inc.(a)	1,304	54,312
Annexon, Inc.(a)	2,127	34,691
Apellis Pharmaceuticals, Inc.(a)	3,734	114,783
Applied Molecular Transport, Inc.(a)	933	21,011
Applied Therapeutics, Inc.(a)	1,299	19,056
AquaBounty Technologies, Inc.(a)	3,889	15,517
Arbutus Biopharma Corp.(a)	7,498	30,217

3

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc.(a)	1,279	$57,491
Arcus Biosciences, Inc.(a)(b)	2,735	91,458
Arcutis Biotherapeutics, Inc.(a)(b)	1,650	34,947
Ardelyx, Inc.(a)(b)	5,313	6,429
Arena Pharmaceuticals, Inc.(a)	3,550	203,734
Arrowhead Pharmaceuticals, Inc.(a)	5,536	353,308
Atara Biotherapeutics, Inc.(a)	4,529	70,109
Athenex, Inc.(a)	2,643	6,713
Athersys, Inc.(a)	6,963	8,147
Atossa Therapeutics, Inc.(a)(b)	6,050	15,549
Atreca, Inc., Class A(a)(b)	1,687	8,739
Avid Bioservices, Inc.(a)(b)	3,513	107,779
Avidity Biosciences, Inc.(a)	1,781	40,073
Avita Medical, Inc.(a)	1,264	20,818
Avrobio, Inc.(a)	1,777	9,987
Beam Therapeutics, Inc.(a)	2,869	254,681
Beyondspring, Inc.(a)(b)	4,406	60,891
BioAtla, Inc.(a)(b)	811	23,706
BioCryst Pharmaceuticals, Inc.(a)(b)	9,050	135,116
Biogen, Inc.(a)	8,347	2,225,978
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,130	445,462
BioMarin Pharmaceutical, Inc.(a)	10,364	821,140
Bioxcel Therapeutics, Inc.(a)	1,041	30,335
Black Diamond Therapeutics, Inc.(a)(b)	546	4,182
Bluebird Bio, Inc.(a)	3,578	83,761
Blueprint Medicines Corp.(a)	3,266	367,392
Bolt Biotherapeutics, Inc.(a)	1,119	14,648
Bridgebio Pharma, Inc.(a)(b)	5,906	291,638
C4 Therapeutics, Inc.(a)	2,279	101,233
Cardiff Oncology, Inc.(a)	2,894	16,988
CareDx, Inc.(a)(b)	2,931	149,481
Caribou Biosciences, Inc.(a)	1,032	22,818
Catalyst Pharmaceuticals, Inc.(a)	7,043	41,554
Celldex Therapeutics, Inc.(a)	2,529	107,584
CEL-SCI Corp.(a)	2,268	25,402
Century Therapeutics, Inc.(a)(b)	1,185	26,627
Cerevel Therapeutics Holdings, Inc.(a)	2,455	99,796
ChemoCentryx, Inc.(a)	3,416	118,911
Chimerix, Inc.(a)	2,973	15,579
Chinook Therapeutics, Inc.(a)	1,931	20,739
Clene, Inc.(a)(b)	2,307	12,527
Clovis Oncology, Inc.(a)(b)	3,846	16,653
Codiak Biosciences, Inc.(a)	1,043	15,030
Cogent Biosciences, Inc.(a)	2,592	21,980
Coherus Biosciences, Inc.(a)	3,643	60,947
Cortexyme, Inc.(a)	1,076	14,203
Crinetics Pharmaceuticals, Inc.(a)	2,325	57,962
Cue Biopharma, Inc.(a)	2,621	32,002
Cullinan Oncology, Inc.(a)(b)	976	21,687
CureVac NV(a)(b)	3,051	122,254
Curis, Inc.(a)	4,358	28,327
Cytokinetics, Inc.(a)	4,559	159,155
CytomX Therapeutics, Inc.(a)	4,560	27,041
Day One Biopharmaceuticals, Inc.(a)	1,120	27,373
Deciphera Pharmaceuticals, Inc.(a)	2,226	74,326
Denali Therapeutics, Inc.(a)	5,054	244,361
DermTech, Inc.(a)	1,193	32,629
Design Therapeutics, Inc.(a)(b)	954	14,959
Dicerna Pharmaceuticals, Inc.(a)	3,662	76,206
Dynavax Technologies Corp.(a)	6,384	127,488
Dyne Therapeutics, Inc.(a)	1,550	22,491
Eagle Pharmaceuticals, Inc.(a)	611	31,998
Editas Medicine, Inc.(a)	3,741	137,370

Security	Shares	Value

Biotechnology (continued)
Eiger Biopharmaceuticals, Inc.(a)	1,014	$6,834
Emergent BioSolutions, Inc.(a)	2,980	142,057
Enanta Pharmaceuticals, Inc.(a)	870	74,689
Epizyme, Inc.(a)	3,608	15,154
Erasca, Inc.(a)(b)	1,169	23,123
Evelo Biosciences, Inc.(a)	1,111	9,832
Exact Sciences Corp.(a)	9,655	919,349
Exagen, Inc.(a)	1,879	21,834
Exelixis, Inc.(a)	17,226	370,531
Fate Therapeutics, Inc.(a)	4,554	245,005
FibroGen, Inc.(a)	4,502	50,062
Flexion Therapeutics, Inc.(a)	2,257	20,877
Foghorn Therapeutics, Inc.(a)	2,424	30,761
Forma Therapeutics Holdings, Inc.(a)	1,944	36,081
Forte Biosciences, Inc.(a)(b)	598	1,621
Fortress Biotech, Inc.(a)	6,297	20,528
Frequency Therapeutics, Inc.(a)	1,215	7,630
G1 Therapeutics, Inc.(a)	2,234	32,371
Generation Bio Co.(a)(b)	2,726	57,137
Geron Corp.(a)(b)	13,028	20,063
Gilead Sciences, Inc.	70,799	4,593,439
Global Blood Therapeutics, Inc.(a)	3,164	115,549
Gossamer Bio, Inc.(a)	2,626	32,615
Graphite Bio, Inc.(a)	1,533	19,530
Gritstone bio, Inc.(a)	1,243	13,661
Halozyme Therapeutics, Inc.(a)	7,709	293,482
Harpoon Therapeutics, Inc.(a)	690	4,319
Heron Therapeutics, Inc.(a)(b)	5,088	56,019
Homology Medicines, Inc.(a)	2,223	12,738
Horizon Therapeutics PLC(a)	12,045	1,444,316
Humanigen, Inc.(a)(b)	2,325	16,694
iBio, Inc.(a)(b)	16,470	12,847
Icosavax, Inc.(a)	890	23,282
Ideaya Biosciences, Inc.(a)	1,859	39,857
IGM Biosciences, Inc.(a)(b)	534	25,055
Immuneering Corp., Class A(a)	860	23,306
ImmunityBio, Inc.(a)(b)	3,425	26,818
ImmunoGen, Inc.(a)	10,990	66,270
Immunovant, Inc.(a)	1,328	10,677
Incyte Corp.(a)	10,232	685,339
Infinity Pharmaceuticals, Inc.(a)	6,820	17,323
Inhibrx, Inc.(a)	1,399	56,226
Inovio Pharmaceuticals, Inc.(a)(b)	12,025	85,858
Inozyme Pharma, Inc.(a)	1,258	11,750
Insmed, Inc.(a)	6,318	190,488
Instil Bio, Inc.(a)	1,223	24,913
Intellia Therapeutics, Inc.(a)	3,860	513,303
Intercept Pharmaceuticals, Inc.(a)(b)	997	16,809
Invitae Corp.(a)	10,997	291,420
Ionis Pharmaceuticals, Inc.(a)	8,186	260,888
Iovance Biotherapeutics, Inc.(a)	8,484	206,246
Ironwood Pharmaceuticals, Inc.(a)	8,803	112,414
iTeos Therapeutics, Inc.(a)	952	25,466
IVERIC bio, Inc.(a)	4,558	80,677
Janux Therapeutics, Inc.(a)(b)	958	23,327
Jounce Therapeutics, Inc.(a)	2,971	26,085
Kadmon Holdings, Inc.(a)	9,885	93,413
KalVista Pharmaceuticals, Inc.(a)	672	12,083
Karuna Therapeutics, Inc.(a)	1,161	162,981
Karyopharm Therapeutics, Inc.(a)	2,939	16,047
Keros Therapeutics, Inc.(a)	477	19,900
Kezar Life Sciences, Inc.(a)	2,971	23,768
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	9,715

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Kinnate Biopharma, Inc.(a)	1,144	$27,193
Kodiak Sciences, Inc.(a)(b)	1,928	225,750
Kronos Bio, Inc.(a)	2,376	39,109
Krystal Biotech, Inc.(a)	950	47,586
Kura Oncology, Inc.(a)	3,343	54,892
Kymera Therapeutics, Inc.(a)	1,869	110,047
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	8,088
Ligand Pharmaceuticals, Inc.(a)	802	117,044
Lineage Cell Therapeutics, Inc.(a)	8,090	18,445
Lyell Immunopharma, Inc.(a)	2,241	31,240
MacroGenics, Inc.(a)	3,347	65,367
Madrigal Pharmaceuticals, Inc.(a)	600	46,650
Magenta Therapeutics, Inc.(a)	606	3,878
MannKind Corp.(a)	15,218	71,677
MEI Pharma, Inc.(a)	4,856	13,694
MeiraGTx Holdings plc(a)	2,029	43,624
Mersana Therapeutics, Inc.(a)(b)	3,619	30,979
MiMedx Group, Inc.(a)	5,597	38,339
Mirati Therapeutics, Inc.(a)	2,162	408,661
Moderna, Inc.(a)	19,030	6,569,346
Molecular Templates, Inc.(a)	873	4,557
Monte Rosa Therapeutics, Inc.(a)	998	23,403
Morphic Holding, Inc.(a)	1,057	60,777
Mustang Bio, Inc.(a)	6,462	14,475
Myriad Genetics, Inc.(a)	3,955	121,695
Natera, Inc.(a)	4,869	557,841
Neoleukin Therapeutics, Inc.(a)	1,127	8,261
Neurocrine Biosciences, Inc.(a)	5,401	569,319
NexImmune, Inc.(a)	1,595	18,151
Nkarta, Inc.(a)(b)	599	9,392
Novavax, Inc.(a)(b)	4,050	602,761
Nurix Therapeutics, Inc.(a)	1,735	58,036
Ocugen, Inc.(a)(b)	9,292	110,017
Olema Pharmaceuticals, Inc.(a)(b)	1,816	49,032
Oncocyte Corp.(a)	4,037	13,241
Oncorus, Inc.(a)	1,407	14,999
OPKO Health, Inc.(a)	22,404	84,911
Organogenesis Holdings, Inc.(a)	2,184	23,980
ORIC Pharmaceuticals, Inc.(a)	2,033	29,763
Outlook Therapeutics, Inc.(a)	10,081	20,868
Oyster Point Pharma, Inc.(a)(b)	333	3,923
Passage Bio, Inc.(a)	1,051	9,165
PMV Pharmaceuticals, Inc.(a)	1,368	32,312
Poseida Therapeutics, Inc.(a)	2,547	16,326
Praxis Precision Medicines, Inc.(a)	1,900	39,520
Precigen, Inc.(a)(b)	5,740	27,724
Precision BioSciences, Inc.(a)	3,411	32,370
Prelude Therapeutics, Inc.(a)(b)	414	7,278
Prometheus Biosciences, Inc.(a)(b)	1,001	31,892
Protagonist Therapeutics, Inc.(a)	2,080	64,813
Prothena Corp. PLC(a)	2,076	114,907
PTC Therapeutics, Inc.(a)	3,618	137,231
Puma Biotechnology, Inc.(a)	955	4,871
Radius Health, Inc.(a)	2,817	60,847
Rapt Therapeutics, Inc.(a)	1,138	35,938
Recursion Pharmaceuticals, Inc., Class A(a)	1,058	20,261
Regeneron Pharmaceuticals, Inc.(a)	5,639	3,608,622
REGENXBIO, Inc.(a)	2,116	74,991
Relay Therapeutics, Inc.(a)	2,946	97,954
Replimune Group, Inc.(a)	1,503	44,354
Revolution Medicines, Inc.(a)	3,048	89,703
Rhythm Pharmaceuticals, Inc.(a)	2,428	27,946

Security	Shares	Value

Biotechnology (continued)
Rigel Pharmaceuticals, Inc.(a)	11,055	$37,145
Rocket Pharmaceuticals, Inc.(a)(b)	2,057	61,113
Rubius Therapeutics, Inc.(a)(b)	2,618	37,202
Sage Therapeutics, Inc.(a)	3,162	127,618
Sana Biotechnology, Inc.(a)(b)	6,741	139,808
Sangamo Therapeutics, Inc.(a)(b)	6,311	51,245
Sarepta Therapeutics, Inc.(a)	4,257	336,856
Scholar Rock Holding Corp.(a)	1,312	34,506
Seagen, Inc.(a)	7,596	1,339,403
Selecta Biosciences, Inc.(a)	4,872	17,490
Sensei Biotherapeutics, Inc.(a)	2,196	19,083
Seres Therapeutics, Inc.(a)	3,502	21,292
Sesen Bio, Inc.(a)	8,602	10,408
Shattuck Labs, Inc.(a)	1,567	30,243
Silverback Therapeutics, Inc.(a)(b)	896	7,732
Solid Biosciences, Inc.(a)	9,479	19,242
Sorrento Therapeutics, Inc.(a)(b)	17,259	118,397
Spectrum Pharmaceuticals, Inc.(a)	8,396	15,365
Spero Therapeutics, Inc.(a)(b)	858	15,066
SpringWorks Therapeutics, Inc.(a)	1,472	98,712
SQZ Biotechnologies Co.(a)(b)	1,721	23,044
Stoke Therapeutics, Inc.(a)	1,062	24,245
Surface Oncology, Inc.(a)	3,510	26,044
Sutro Biopharma, Inc.(a)	2,510	50,602
Syndax Pharmaceuticals, Inc.(a)	2,263	44,015
Syros Pharmaceuticals, Inc.(a)	1,897	7,835
Taysha Gene Therapies, Inc.(a)(b)	1,155	18,064
TCR2 Therapeutics, Inc.(a)	1,361	8,574
Tenaya Therapeutics, Inc.(a)	1,213	31,186
TG Therapeutics, Inc.(a)(b)	7,337	229,061
Tonix Pharmaceuticals Holding Corp.(a)	19,969	11,023
Travere Therapeutics, Inc.(a)	3,424	98,645
Trevena, Inc.(a)	11,790	11,908
Trillium Therapeutics, Inc.(a)	6,451	116,828
Turning Point Therapeutics, Inc.(a)	2,336	97,131
Twist Bioscience Corp.(a)	2,643	313,988
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,561	298,839
United Therapeutics Corp.(a)	2,419	461,448
UroGen Pharma Ltd.(a)(b)	839	14,431
Vanda Pharmaceuticals, Inc.(a)	2,945	50,418
Vaxart, Inc.(a)(b)	6,011	40,334
Vaxcyte, Inc.(a)	2,000	46,800
VBI Vaccines, Inc.(a)	9,724	28,200
Veracyte, Inc.(a)	4,032	193,052
Verastem, Inc.(a)	8,381	21,791
Vericel Corp.(a)	2,424	111,552
Vertex Pharmaceuticals, Inc.(a)	14,616	2,702,937
Verve Therapeutics, Inc.(a)	1,897	88,002
Viking Therapeutics, Inc.(a)	2,199	12,798
Vir Biotechnology, Inc.(a)	3,577	134,960
Viracta Therapeutics, Inc.(a)	1,898	11,160
VistaGen Therapeutics, Inc.(a)	9,627	22,046
Vor BioPharma, Inc.(a)	1,725	27,134
XBiotech, Inc.	663	9,720
Xencor, Inc.(a)	3,012	119,155
XOMA Corp.(a)	708	17,700
Y-mAbs Therapeutics, Inc.(a)	1,877	46,099
Zentalis Pharmaceuticals, Inc.(a)	1,673	134,576
ZIOPHARM Oncology, Inc.(a)(b)	9,111	13,667

		64,524,517

Building Products — 0.6%
A O Smith Corp.	7,262	530,634

5

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
AAON, Inc.	2,286	$163,792
Advanced Drainage Systems, Inc.	3,303	372,578
Allegion plc	4,938	633,545
American Woodmark Corp.(a)	907	62,347
Apogee Enterprises, Inc.	1,427	59,834
Armstrong World Industries, Inc.	2,729	288,319
AZEK Co., Inc.(a)	6,245	229,129
Builders FirstSource, Inc.(a)	11,224	654,023
Caesarstone Ltd.	2,414	30,127
Carlisle Cos., Inc.	2,884	642,901
Carrier Global Corp.	48,832	2,550,495
Cornerstone Building Brands, Inc.(a)	2,814	40,268
CSW Industrials, Inc.	854	118,382
Fortune Brands Home & Security, Inc.	7,859	796,903
Gibraltar Industries, Inc.(a)	1,619	105,494
Griffon Corp.	2,372	62,834
Insteel Industries, Inc.	1,232	50,105
JELD-WEN Holding, Inc.(a)	4,334	118,795
Johnson Controls International PLC	40,278	2,955,197
Lennox International, Inc.	1,882	563,245
Masco Corp.	13,807	905,049
Masonite International Corp.(a)	1,247	149,653
Owens Corning	5,744	536,547
PGT Innovations, Inc.(a)	2,429	51,859
Quanex Building Products Corp.	1,892	39,202
Resideo Technologies, Inc.(a)	8,359	206,133
Simpson Manufacturing Co., Inc.	2,261	239,870
Trane Technologies PLC	13,422	2,428,443
Trex Co., Inc.(a)	6,343	674,895
UFP Industries, Inc.	3,315	271,266
View, Inc.(a)(b)	4,259	22,743
Zurn Water Solutions Corp.	6,517	236,437

		16,791,044

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	2,283	383,270
Ameriprise Financial, Inc.	6,260	1,891,334
Apollo Global Management, Inc.	10,275	790,661
Ares Management Corp., Class A	7,536	638,601
Artisan Partners Asset Management, Inc., Class A	3,461	171,458
Assetmark Financial Holdings, Inc.(a)	965	24,743
Associated Capital Group, Inc., Class A	82	2,981
B. Riley Financial, Inc.	1,026	73,523
Bank of New York Mellon Corp.	44,723	2,647,602
BGC Partners, Inc., Class A	17,841	95,806
BlackRock, Inc.(d)	8,040	7,585,418
Blackstone Group, Inc.	38,329	5,305,500
Blucora, Inc.(a)	2,865	47,330
Brightsphere Investment Group, Inc.	3,261	97,765
Carlyle Group, Inc.	8,999	505,294
Cboe Global Markets, Inc.	5,853	772,245
Charles Schwab Corp.	84,661	6,944,742
CME Group, Inc.	20,211	4,457,536
Cohen & Steers, Inc.	1,418	134,554
Cowen, Inc., Class A	1,474	55,614
Diamond Hill Investment Group, Inc.	101	21,903
Donnelley Financial Solutions, Inc.(a)	2,020	77,406
Evercore, Inc., Class A	2,253	342,096
FactSet Research Systems, Inc.	2,158	957,915
Federated Hermes, Inc.	5,140	171,213
Focus Financial Partners, Inc., Class A(a)	3,327	209,135
Franklin Resources, Inc.	15,988	503,462
GAMCO Investors, Inc., Class A	133	3,518

Security	Shares	Value

Capital Markets (continued)
GCM Grosvenor, Inc., Class A	2,165	$24,789
Goldman Sachs Group, Inc.	18,582	7,680,870
Greenhill & Co., Inc.	768	12,073
Hamilton Lane, Inc., Class A	1,743	182,161
Houlihan Lokey, Inc.	3,113	348,905
Interactive Brokers Group, Inc., Class A	4,488	317,975
Intercontinental Exchange, Inc.	31,377	4,344,459
Invesco Ltd.	18,509	470,314
Janus Henderson Group PLC	4,146	192,789
Jefferies Financial Group, Inc.	12,082	519,526
KKR & Co., Inc.	30,444	2,425,473
Lazard Ltd., Class A	5,897	288,894
LPL Financial Holdings, Inc.	4,425	725,788
MarketAxess Holdings, Inc.	2,119	865,972
Moelis & Co., Class A	3,504	254,881
Moody’s Corp.	9,182	3,710,905
Morgan Stanley	76,674	7,880,554
Morningstar, Inc.	1,322	418,743
MSCI, Inc.	4,516	3,002,598
Nasdaq, Inc.	6,513	1,366,883
Northern Trust Corp.	11,714	1,441,291
Open Lending Corp., Class A(a)	5,715	180,137
Oppenheimer Holdings, Inc., Class A	713	37,112
Piper Sandler Cos	951	156,620
PJT Partners, Inc., Class A	1,317	107,717
Pzena Investment Management, Inc., Class A	1,238	13,469
Raymond James Financial, Inc.	10,432	1,028,491
S&P Global, Inc.	13,560	6,429,610
Sculptor Capital Management, Inc.	904	23,956
SEI Investments Co.	6,408	403,960
State Street Corp.	20,673	2,037,324
StepStone Group, Inc., Class A	2,480	116,510
Stifel Financial Corp.	5,639	410,914
StoneX Group, Inc.(a)	909	62,821
T. Rowe Price Group, Inc.	12,710	2,756,545
Tradeweb Markets, Inc., Class A	5,850	521,235
Virtu Financial, Inc., Class A	4,942	122,957
Virtus Investment Partners, Inc.	369	118,080
WisdomTree Investments, Inc.	4,011	25,630

		85,941,556

Chemicals — 1.3%
AdvanSix, Inc.(a)	1,773	86,168
Air Products & Chemicals, Inc.	12,427	3,725,739
Albemarle Corp.	6,535	1,636,821
American Vanguard Corp.	2,757	42,954
Amyris, Inc.(a)(b)	10,201	151,179
Ashland Global Holdings, Inc.	3,129	300,415
Avient Corp.	4,809	259,109
Axalta Coating Systems Ltd.(a)	11,539	359,901
Balchem Corp.	1,825	279,389
Cabot Corp.	3,145	167,786
Celanese Corp.	6,116	987,795
CF Industries Holdings, Inc.	12,161	690,745
Chase Corp.	398	38,208
Chemours Co.	9,311	260,894
Corteva, Inc.	41,677	1,798,363
Danimer Scientific, Inc.(a)(b)	3,472	51,247
Diversey Holdings Ltd.(a)(b)	2,196	38,210
Dow, Inc.	41,547	2,325,386
DuPont de Nemours, Inc.	29,611	2,060,926
Eastman Chemical Co.	7,435	773,463
Ecolab, Inc.	14,059	3,124,191

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ecovyst, Inc.	2,650	$30,952
Element Solutions, Inc.	13,142	298,455
Ferro Corp.(a)	4,533	95,284
FMC Corp.	7,348	668,741
FutureFuel Corp.	1,697	11,981
GCP Applied Technologies, Inc.(a)	3,551	80,288
Hawkins, Inc.	1,121	41,107
HB Fuller Co.	2,632	185,582
Huntsman Corp.	11,415	371,901
Ingevity Corp.(a)	2,428	189,165
Innospec, Inc.	1,590	144,070
International Flavors & Fragrances, Inc.	14,002	2,064,595
Intrepid Potash, Inc.(a)	281	13,687
Koppers Holdings, Inc.(a)	682	23,931
Kraton Corp.(a)	2,102	95,956
Kronos Worldwide, Inc.	777	10,124
Livent Corp.(a)	8,761	247,235
LyondellBasell Industries NV, Class A	14,822	1,375,778
Marrone Bio Innovations, Inc.(a)	16,704	14,634
Minerals Technologies, Inc.	2,032	144,150
Mosaic Co.	19,640	816,435
NewMarket Corp.	374	127,164
Olin Corp.	7,904	450,370
Orion Engineered Carbons SA(a)	3,373	63,412
PPG Industries, Inc.	13,326	2,139,756
PureCycle Technologies, Inc.(a)	1,658	22,201
Quaker Chemical Corp.	723	177,742
Rayonier Advanced Materials, Inc.(a)	5,464	39,232
RPM International, Inc.	7,053	615,022
Scotts Miracle-Gro Co.	2,257	335,074
Sensient Technologies Corp.	2,401	229,536
Sherwin-Williams Co.	13,519	4,280,251
Stepan Co.	1,165	139,823
Tredegar Corp.	2,663	32,116
Trinseo PLC	2,403	134,712
Tronox Holdings PLC, Class A	7,998	186,513
Valvoline, Inc.	10,180	345,713
Westlake Chemical Corp.	1,891	184,070
Zymergen, Inc.(a)(b)	866	9,180

		35,594,827

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	4,075	179,341
ACCO Brands Corp.	3,640	30,103
ADT, Inc.	8,277	69,113
Brady Corp., Class A	2,472	128,767
BrightView Holdings, Inc.(a)(b)	2,533	40,173
Brink’s Co.	2,522	173,715
Casella Waste Systems, Inc., Class A(a)	2,786	241,602
CECO Environmental Corp.(a)	925	6,364
Cimpress PLC(a)(b)	966	86,283
Cintas Corp.	4,934	2,136,915
Clean Harbors, Inc.(a)	2,937	330,530
Copart, Inc.(a)	11,766	1,827,142
CoreCivic, Inc.(a)	6,112	52,624
Covanta Holding Corp.	6,591	133,006
Deluxe Corp.	2,249	80,222
Driven Brands Holdings, Inc.(a)	2,760	89,617
Ennis, Inc.	1,476	27,956
Harsco Corp.(a)	4,861	83,123
Healthcare Services Group, Inc.	3,929	75,398
Heritage-Crystal Clean, Inc.(a)	397	13,764

Security	Shares	Value

Commercial Services & Supplies (continued)
Herman Miller, Inc.	3,897	$151,671
HNI Corp.	2,341	87,553
IAA, Inc.(a)	7,428	443,080
Interface, Inc.	3,303	47,431
KAR Auction Services, Inc.(a)	7,187	105,433
Kimball International, Inc., Class B	1,050	11,414
Matthews International Corp., Class A	2,063	70,905
Montrose Environmental Group, Inc.(a)	1,392	95,422
MSA Safety, Inc.	2,049	313,559
Pitney Bowes, Inc.	4,309	29,905
Republic Services, Inc.	11,974	1,611,700
Rollins, Inc.	13,093	461,266
RR Donnelley & Sons Co.(a)	3,532	22,605
SP Plus Corp.(a)	1,356	43,731
Steelcase, Inc., Class A	4,806	57,191
Stericycle, Inc.(a)	5,183	346,846
Team, Inc.(a)	945	2,287
Tetra Tech, Inc.	2,948	517,846
UniFirst Corp.	801	158,566
US Ecology, Inc.(a)	1,725	55,528
Viad Corp.(a)	1,234	54,753
VSE Corp.	846	46,995
Waste Management, Inc.	23,737	3,803,380

		14,344,825

Communications Equipment — 0.8%
ADTRAN, Inc.	2,523	46,625
Arista Networks, Inc.(a)	3,385	1,386,801
Aviat Networks, Inc.(a)	336	9,610
CalAmp Corp.(a)	1,415	13,612
Calix, Inc.(a)	3,264	204,294
Cambium Networks Corp.(a)	644	18,174
Casa Systems, Inc.(a)	501	3,171
Ciena Corp.(a)	8,528	462,985
Cisco Systems, Inc.	237,359	13,284,983
Clearfield, Inc.(a)	817	46,152
CommScope Holding Co., Inc.(a)	11,803	126,410
Comtech Telecommunications Corp.	1,632	35,202
Digi International, Inc.(a)	2,062	44,436
DZS, Inc.(a)	990	10,791
EMCORE Corp.(a)	2,079	15,551
Extreme Networks, Inc.(a)	6,268	61,614
F5 Networks, Inc.(a)	3,619	764,152
Harmonic, Inc.(a)	6,424	58,266
Infinera Corp.(a)	11,106	84,294
Inseego Corp.(a)(b)	4,327	26,827
Juniper Networks, Inc.	17,953	529,973
KVH Industries, Inc.(a)	368	3,776
Lumentum Holdings, Inc.(a)	4,175	344,771
Motorola Solutions, Inc.	9,282	2,307,412
NETGEAR, Inc.(a)	1,767	50,943
NetScout Systems, Inc.(a)	3,898	105,480
Plantronics, Inc.(a)	2,684	71,824
Ribbon Communications, Inc.(a)	4,557	24,927
Ubiquiti, Inc.	369	112,741
ViaSat, Inc.(a)	3,919	233,925
Viavi Solutions, Inc.(a)	11,112	171,125

		20,660,847

Construction & Engineering — 0.2%
AECOM(a)	7,741	529,252
Ameresco, Inc., Class A(a)	1,551	127,384
API Group Corp.(a)(e)	10,690	232,828

7

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Arcosa, Inc.	2,688	$139,050
Argan, Inc.	963	39,733
Comfort Systems USA, Inc.	2,092	191,355
Concrete Pumping Holdings, Inc.(a)(b)	1,884	16,202
Construction Partners, Inc., Class A(a)(b)	1,288	45,866
Dycom Industries, Inc.(a)	1,545	122,704
EMCOR Group, Inc.	2,859	347,340
Fluor Corp.(a)	8,661	168,370
Granite Construction, Inc.	2,389	88,680
Great Lakes Dredge & Dock Corp.(a)	2,420	36,832
IES Holdings, Inc.(a)	192	9,571
Infrastructure and Energy Alternatives, Inc.(a)	1,850	20,480
Innovate Corp.(a)(b)	6,253	24,699
MasTec, Inc.(a)	3,095	275,857
Matrix Service Co.(a)	1,242	12,706
MYR Group, Inc.(a)	942	96,225
Northwest Pipe Co.(a)	487	11,571
NV5 Global, Inc.(a)	710	73,932
Primoris Services Corp.	3,014	81,227
Quanta Services, Inc.	7,786	944,286
Sterling Construction Co., Inc.(a)	1,738	41,782
Tutor Perini Corp.(a)	1,983	27,009
Valmont Industries, Inc.	1,061	253,537
WillScot Mobile Mini Holdings Corp.(a)	15,734	546,757

		4,505,235

Construction Materials — 0.1%
Eagle Materials, Inc.	2,391	354,729
Forterra, Inc.(a)	1,820	43,352
Martin Marietta Materials, Inc.	3,410	1,339,584
Summit Materials, Inc., Class A(a)	6,040	215,326
United States Lime & Minerals, Inc.	114	14,077
Vulcan Materials Co.	7,264	1,381,032

		3,348,100

Consumer Finance — 0.7%
Ally Financial, Inc.	20,541	980,627
American Express Co.	36,323	6,312,211
Atlanticus Holdings Corp.(a)	526	40,760
Capital One Financial Corp.	24,966	3,770,615
Credit Acceptance Corp.(a)(b)	482	288,337
Curo Group Holdings Corp.	1,724	29,618
Discover Financial Services	16,951	1,920,887
Encore Capital Group, Inc.(a)(b)	1,672	90,322
Enova International, Inc.(a)	2,095	67,962
Ezcorp, Inc., Class A(a)	1,575	11,750
FirstCash, Inc.	2,158	190,918
Green Dot Corp., Class A(a)	1,798	76,163
LendingClub Corp.(a)	5,772	265,281
LendingTree, Inc.(a)	601	96,996
Navient Corp.	9,301	183,230
Nelnet, Inc., Class A	899	74,284
OneMain Holdings, Inc.	5,751	303,710
Oportun Financial Corp.(a)	1,882	43,719
PRA Group, Inc.(a)	2,429	104,156
PROG Holdings, Inc.	3,501	141,616
Regional Management Corp.	728	37,186
Santander Consumer USA Holdings, Inc.	3,690	153,873
SLM Corp.	18,012	330,520
Synchrony Financial	31,987	1,485,796

Security	Shares	Value

Consumer Finance (continued)
Upstart Holdings Inc(a)	2,500	$805,100
World Acceptance Corp.(a)	213	39,488

		17,845,125

Containers & Packaging — 0.4%
Amcor PLC	85,383	1,030,573
AptarGroup, Inc.	3,828	462,346
Ardagh Group SA(a)	1,250	30,937
Avery Dennison Corp.	4,706	1,024,590
Ball Corp.	17,802	1,628,527
Berry Global Group, Inc.(a)	7,370	483,030
Crown Holdings, Inc.	7,099	738,225
Graphic Packaging Holding Co.	15,145	301,840
Greif, Inc., Class A	1,471	95,144
Greif, Inc., Class B	150	9,789
International Paper Co.	22,291	1,107,194
Myers Industries, Inc.	2,006	41,283
O-I Glass, Inc.(a)	8,316	108,524
Packaging Corp. of America	5,363	736,715
Pactiv Evergreen, Inc.	2,722	37,863
Ranpak Holdings Corp.(a)	2,577	88,803
Sealed Air Corp.	8,300	492,356
Silgan Holdings, Inc.	4,989	200,558
Sonoco Products Co.	5,568	322,666
TriMas Corp.(a)	2,253	75,138
UFP Technologies, Inc.(a)	191	11,821
Westrock Co.	14,836	713,612

		9,741,534

Distributors — 0.1%
Funko, Inc., Class A(a)	1,471	24,110
Genuine Parts Co.	7,844	1,028,427
LKQ Corp.(a)	15,496	853,520
Pool Corp.	2,196	1,131,291

		3,037,348

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	109,771
Adtalem Global Education, Inc.(a)	2,748	101,484
American Public Education, Inc.(a)	1,286	32,137
Bright Horizons Family Solutions, Inc.(a)	3,500	581,000
Carriage Services, Inc.	750	38,587
Chegg, Inc.(a)	7,981	474,391
Coursera, Inc.(a)	4,593	160,342
frontdoor, Inc.(a)	4,541	169,288
Graham Holdings Co., Class B	197	115,412
Grand Canyon Education, Inc.(a)	2,471	196,939
H&R Block, Inc.	9,397	216,789
Houghton Mifflin Harcourt Co.(a)	6,474	91,866
Laureate Education, Inc., Class A(a)	7,031	121,777
Mister Car Wash, Inc.(a)	2,246	41,192
OneSpaWorld Holdings Ltd.(a)	1,738	18,770
Perdoceo Education Corp.(a)	2,686	28,525
PowerSchool Holdings, Inc., Class A(a)	3,870	89,436
Regis Corp.(a)	1,081	2,919
Service Corp. International	8,862	606,958
Strategic Education, Inc.	1,286	87,718
Stride, Inc.(a)	2,478	87,969
Terminix Global Holdings, Inc.(a)	7,395	299,350
Vivint Smart Home, Inc.(a)(b)	4,939	44,797
WW International, Inc.(a)(b)	2,679	46,507

		3,763,924

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 1.2%
Alerus Financial Corp.	1,174	$36,864
A-Mark Precious Metals, Inc.	438	32,846
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	27,917
Berkshire Hathaway, Inc., Class B(a)	104,287	29,931,412
Cannae Holdings, Inc.(a)	5,602	191,028
Equitable Holdings, Inc.	21,542	721,657
Marlin Business Services Corp.	1,226	28,100
Voya Financial, Inc.	6,907	481,901

		31,451,725

Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)	518	33,204
AT&T, Inc.	401,896	10,151,893
ATN International, Inc.	370	15,089
Bandwidth, Inc., Class A(a)	1,206	102,848
Cogent Communications Holdings, Inc.	2,241	171,638
Consolidated Communications Holdings, Inc.(a)	4,659	34,477
EchoStar Corp., Class A(a)	2,032	47,671
Globalstar, Inc.(a)(b)	30,159	49,762
IDT Corp., Class B(a)(b)	1,298	62,784
Iridium Communications, Inc.(a)	6,681	270,914
Liberty Latin America Ltd., Class A(a)	4,385	52,708
Liberty Latin America Ltd., Class C(a)	7,372	88,685
Lumen Technologies, Inc.	62,433	740,455
Ooma, Inc.(a)	719	16,609
Radius Global Infrastructure, Inc., Class A(a)	3,647	63,202
Verizon Communications, Inc.	233,296	12,362,355

		24,264,294

Electric Utilities — 1.4%
ALLETE, Inc.	3,316	204,067
Alliant Energy Corp.	13,782	779,648
American Electric Power Co., Inc.	28,104	2,380,690
Avangrid, Inc.	3,047	160,577
Duke Energy Corp.	43,272	4,414,177
Edison International	21,068	1,325,809
Entergy Corp.	11,296	1,163,714
Evergy, Inc.	12,554	800,317
Eversource Energy	19,384	1,645,702
Exelon Corp.	54,905	2,920,397
FirstEnergy Corp.	30,434	1,172,622
Hawaiian Electric Industries, Inc.	5,918	240,034
IDACORP, Inc.	2,671	278,639
MGE Energy, Inc.	1,782	135,236
NextEra Energy, Inc.	110,200	9,403,366
NRG Energy, Inc.	13,325	531,534
OGE Energy Corp.	11,102	378,245
Otter Tail Corp.	2,126	131,833
PG&E Corp.(a)(b)	85,552	992,403
Pinnacle West Capital Corp.	6,443	415,509
PNM Resources, Inc.	5,032	250,342
Portland General Electric Co.	5,008	246,944
PPL Corp.	43,777	1,260,778
Southern Co.	58,734	3,660,303
Via Renewables, Inc.	516	5,753
Xcel Energy, Inc.	30,315	1,958,046

		36,856,685

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,987	408,189
Allied Motion Technologies, Inc.	267	9,385
American Superconductor Corp.(a)	1,101	20,236

Security	Shares	Value

Electrical Equipment (continued)
AMETEK, Inc.	12,800	$1,694,720
Array Technologies, Inc.(a)(b)	7,243	154,638
Atkore, Inc.(a)	2,465	233,016
AZZ, Inc.	1,415	75,179
Babcock & Wilcox Enterprises, Inc.(a)	2,924	19,971
Beam Global(a)(b)	614	19,341
Blink Charging Co.(a)(b)	1,842	58,576
Bloom Energy Corp., Class A(a)	8,342	260,771
ChargePoint Holdings, Inc.(a)	7,586	187,981
Eaton Corp. PLC	22,438	3,696,885
Emerson Electric Co.	33,736	3,272,729
Encore Wire Corp.	957	128,295
EnerSys	2,231	178,569
Eos Energy Enterprises, Inc.(a)	3,132	33,043
FuelCell Energy, Inc.(a)	16,793	134,176
Generac Holdings, Inc.(a)	3,481	1,735,487
GrafTech International Ltd.	10,473	112,061
Hubbell, Inc.	3,002	598,509
nVent Electric PLC	9,424	334,081
Plug Power, Inc.(a)(b)	28,450	1,088,782
Powell Industries, Inc.	401	10,370
Preformed Line Products Co.	83	5,760
Regal Rexnord Corp.	3,809	580,225
Rockwell Automation, Inc.	6,537	2,087,918
Romeo Power, Inc.(a)(b)	7,570	32,854
Sensata Technologies Holding PLC(a)	8,843	487,249
Shoals Technologies Group, Inc., Class A(a)	7,184	222,632
Stem, Inc.(a)	3,143	74,521
Sunrun, Inc.(a)	11,156	643,478
Thermon Group Holdings, Inc.(a)	2,167	37,446
TPI Composites, Inc.(a)	1,837	61,778
Vertiv Holdings Co.	15,495	397,912
Vicor Corp.(a)	1,245	188,730

		19,285,493

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	557	18,325
Advanced Energy Industries, Inc.	2,012	184,742
Aeva Technologies, Inc.(a)	4,909	38,094
Akoustis Technologies, Inc.(a)(b)	1,380	10,378
Amphenol Corp., Class A	32,828	2,520,206
Arlo Technologies, Inc.(a)	4,365	30,118
Arrow Electronics, Inc.(a)	4,120	476,890
Avnet, Inc.	5,852	223,020
Badger Meter, Inc.	1,495	152,864
Belden, Inc.	2,368	142,577
Benchmark Electronics, Inc.	2,953	68,834
CDW Corp.	7,645	1,426,939
Cognex Corp.	9,447	827,463
Coherent, Inc.(a)	1,348	342,931
Corning, Inc.	42,435	1,509,413
CTS Corp.	1,973	70,278
Daktronics, Inc.(a)	624	3,463
ePlus, Inc.(a)	676	74,745
Fabrinet(a)	1,955	187,680
FARO Technologies, Inc.(a)	883	64,962
Identiv, Inc.(a)	1,391	26,652
II-VI, Inc.(a)(b)	5,744	347,569
Insight Enterprises, Inc.(a)	1,903	180,214
IPG Photonics Corp.(a)	2,006	318,974
Iteris, Inc.(a)	3,274	17,549
Itron, Inc.(a)	2,623	203,991

9

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	7,994	$479,320
Keysight Technologies, Inc.(a)	10,442	1,879,769
Kimball Electronics, Inc.(a)	871	25,041
Knowles Corp.(a)(b)	5,726	119,330
Littelfuse, Inc.	1,321	389,101
Luna Innovations, Inc.(a)	2,071	20,172
Methode Electronics, Inc.	1,799	75,684
MicroVision, Inc.(a)(b)	9,988	76,009
Napco Security Technologies, Inc.(a)(b)	1,131	54,243
National Instruments Corp.	7,315	310,668
nLight, Inc.(a)	2,689	75,615
Novanta, Inc.(a)	1,842	317,855
OSI Systems, Inc.(a)	853	79,423
Ouster, Inc.(a)	1,664	10,250
PAR Technology Corp.(a)(b)	1,206	75,761
PC Connection, Inc.	479	22,058
Plexus Corp.(a)	1,781	155,517
Rogers Corp.(a)	1,098	220,830
Sanmina Corp.(a)	3,539	133,597
ScanSource, Inc.(a)(b)	3,133	112,099
SYNNEX Corp.	2,328	244,440
Teledyne Technologies, Inc.(a)	2,587	1,162,132
Trimble, Inc.(a)	14,686	1,283,116
TTM Technologies, Inc.(a)	5,780	76,527
Velodyne Lidar, Inc.(a)(b)	3,591	21,905
Vishay Intertechnology, Inc.	7,564	145,380
Vishay Precision Group, Inc.(a)	1,208	41,181
Vontier Corp.	9,346	316,175
Zebra Technologies Corp., Class A(a)	2,993	1,598,112

		18,990,181

Energy Equipment & Services — 0.2%
Archrock, Inc.	8,196	67,125
Aspen Aerogels, Inc.(a)	1,334	72,650
Baker Hughes Co.	43,169	1,082,678
Bristow Group, Inc.(a)	1,285	44,461
Cactus, Inc., Class A	2,808	122,148
ChampionX Corp.(a)	10,619	278,536
DMC Global, Inc.(a)	948	39,607
Dril-Quip, Inc.(a)	2,080	49,005
Expro Group Holdings NV(a)(b)	831	14,252
FTS International, Inc., Class A(a)	1,104	29,256
Halliburton Co.	49,890	1,246,751
Helix Energy Solutions Group, Inc.(a)	9,071	34,288
Helmerich & Payne, Inc.	5,766	178,977
Liberty Oilfield Services, Inc., Class A(a)	5,009	64,716
Nabors Industries Ltd.(a)	460	47,150
National Energy Services Reunited Corp.(a)(b)	1,333	15,596
Newpark Resources, Inc.(a)	9,939	33,793
NexTier Oilfield Solutions, Inc.(a)	9,126	40,702
NOV, Inc.(a)	21,730	304,655
Oceaneering International, Inc.(a)	5,475	74,460
Oil States International, Inc.(a)	1,913	11,593
Patterson-UTI Energy, Inc.	9,536	81,628
ProPetro Holding Corp.(a)	4,714	45,207
RPC, Inc.(a)	2,009	10,828
Schlumberger NV	78,726	2,539,701
Select Energy Services, Inc., Class A(a)	1,380	8,294
Solaris Oilfield Infrastructure, Inc., Class A	756	5,738
TETRA Technologies, Inc.(a)	6,116	19,755

Security	Shares	Value

Energy Equipment & Services (continued)
Tidewater, Inc.(a)	3,312	$40,175
U.S. Silica Holdings, Inc.(a)	4,387	42,466

		6,646,191

Entertainment — 1.8%
Activision Blizzard, Inc.	43,415	3,394,619
AMC Entertainment Holdings, Inc., Class A(a)(b)	28,806	1,018,868
Chicken Soup For The Soul Entertainment, Inc.(a)	554	10,831
Cinemark Holdings, Inc.(a)	6,744	126,787
CuriosityStream, Inc.(a)(b)	1,616	16,112
Electronic Arts, Inc.	15,930	2,234,183
Eros STX Global Corp.(a)	21,112	17,259
IMAX Corp.(a)	2,341	44,128
Liberty Media Corp.-Liberty Braves, Class A(a)	602	18,403
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	38,339
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,935	153,060
Liberty Media Corp.-Liberty Formula One, Class C(a)	9,365	522,567
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	61,810
Lions Gate Entertainment Corp., Class B(a)	3,890	44,035
Live Nation Entertainment, Inc.(a)	7,408	749,319
LiveOne, Inc.(a)	943	2,159
Madison Square Garden Entertainment Corp.(a)	1,317	92,809
Madison Square Garden Sports Corp.(a)	1,122	212,630
Marcus Corp.(a)(b)	914	16,973
Netflix, Inc.(a)	24,288	16,766,249
Playtika Holding Corp.(a)	7,176	202,937
Roku, Inc.(a)	6,551	1,997,400
Skillz, Inc.(a)(b)	17,060	190,731
Spotify Technology SA(a)(b)	7,680	2,222,592
Take-Two Interactive Software, Inc.(a)	6,482	1,173,242
Walt Disney Co.(a)	102,175	17,274,727
World Wrestling Entertainment, Inc., Class A	2,729	166,715
Zynga, Inc., Class A(a)	55,654	410,727

		49,180,211

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust.	4,332	92,618
Agree Realty Corp.	3,719	264,272
Alexander & Baldwin, Inc.	4,091	100,352
Alexander’s, Inc.	94	26,205
Alexandria Real Estate Equities, Inc.	8,691	1,774,181
American Assets Trust, Inc.	2,957	111,863
American Campus Communities, Inc.	7,546	405,371
American Finance Trust, Inc.	4,079	33,774
American Homes 4 Rent, Class A	16,118	654,391
American Tower Corp.	25,386	7,158,090
Americold Realty Trust	13,990	412,285
Apartment Income REIT Corp.	8,602	461,153
Apartment Investment and Management Co., Class A	8,722	66,113
Apple Hospitality REIT, Inc.	10,716	168,348
Armada Hoffler Properties, Inc.	4,860	66,631
Ashford Hospitality Trust, Inc.(a)	572	8,082
AvalonBay Communities, Inc.	7,872	1,863,145
Boston Properties, Inc.	8,530	969,349
Braemar Hotels & Resorts, Inc.(a)	3,646	18,522
Brandywine Realty Trust	10,235	135,614
Brixmor Property Group, Inc.	16,229	380,408
Broadstone Net Lease, Inc.	9,023	239,922
BRT Apartments Corp.	1,270	25,273
Camden Property Trust	5,565	907,652
CareTrust REIT, Inc.	3,409	70,737
Catchmark Timber Trust, Inc., Class A	4,467	38,238

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Centerspace	916	$92,736
Chatham Lodging Trust(a)	2,016	25,583
City Office REIT, Inc.	1,953	37,048
Clipper Realty, Inc.	393	3,372
Columbia Property Trust, Inc.	6,039	115,768
Community Healthcare Trust, Inc.	1,398	66,880
CorePoint Lodging, Inc.(a)	3,059	52,737
CoreSite Realty Corp.	2,477	352,873
Corporate Office Properties Trust	7,249	196,593
Cousins Properties, Inc.	8,187	324,287
Crown Castle International Corp.	24,249	4,372,095
CTO Realty Growth, Inc.	108	5,790
CubeSmart	11,431	628,819
CyrusOne, Inc.	6,802	557,900
DiamondRock Hospitality Co.(a)	11,505	104,005
Digital Realty Trust, Inc.	15,788	2,491,504
DigitalBridge Group, Inc.(a)	24,985	167,400
Diversified Healthcare Trust	14,315	52,107
Douglas Emmett, Inc.	9,328	304,839
Duke Realty Corp.	21,418	1,204,548
Easterly Government Properties, Inc.	4,896	102,963
EastGroup Properties, Inc.	2,142	423,645
Empire State Realty Trust, Inc., Class A	7,712	74,652
EPR Properties	3,839	192,756
Equinix, Inc.	5,027	4,207,951
Equity Commonwealth(a)	7,580	196,549
Equity LifeStyle Properties, Inc.	9,915	837,917
Equity Residential	20,801	1,797,206
Essential Properties Realty Trust, Inc.	6,004	178,859
Essex Property Trust, Inc.	3,658	1,243,464
Extra Space Storage, Inc.	7,280	1,436,854
Farmland Partners, Inc.	2,041	22,941
Federal Realty Investment Trust	4,237	509,923
First Industrial Realty Trust, Inc.	7,118	414,481
Four Corners Property Trust, Inc.	3,889	112,781
Franklin Street Properties Corp.	7,341	33,035
Gaming and Leisure Properties, Inc.	12,123	587,844
Geo Group, Inc.	4,668	38,184
Getty Realty Corp.	1,530	49,144
Gladstone Commercial Corp.	2,038	44,551
Gladstone Land Corp.	1,361	30,133
Global Medical REIT, Inc.	3,155	52,310
Global Net Lease, Inc.	5,657	90,625
Healthcare Realty Trust, Inc.	7,931	262,199
Healthcare Trust of America, Inc., Class A	11,886	396,874
Healthpeak Properties, Inc.	29,519	1,048,220
Hersha Hospitality Trust(a)	1,059	9,457
Highwoods Properties, Inc.	5,431	243,526
Host Hotels & Resorts, Inc.(a)	40,333	678,804
Hudson Pacific Properties, Inc.	7,629	196,447
Independence Realty Trust, Inc.	6,609	156,171
Indus Realty Trust, Inc.	343	23,907
Industrial Logistics Properties Trust	4,718	132,529
Innovative Industrial Properties, Inc.	1,293	340,175
Invitation Homes, Inc.	32,685	1,348,256
Iron Mountain, Inc.	16,912	771,864
iStar, Inc.	3,168	79,960
JBG SMITH Properties	6,550	189,033
Kilroy Realty Corp.	6,363	428,739
Kimco Realty Corp.	31,844	719,674
Kite Realty Group Trust	12,536	254,481
Lamar Advertising Co., Class A	4,706	532,719
Lexington Realty Trust	15,813	230,395

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	4,803	$642,689
LTC Properties, Inc.	2,807	89,431
Macerich Co.	11,458	207,275
Mack-Cali Realty Corp.(a)	4,655	84,674
Medical Properties Trust, Inc.	33,618	717,072
Mid-America Apartment Communities, Inc.	6,396	1,306,127
Monmouth Real Estate Investment Corp.	5,007	94,382
National Health Investors, Inc.	2,414	129,825
National Retail Properties, Inc.	9,636	437,089
National Storage Affiliates Trust	4,195	262,020
NETSTREIT Corp.	2,146	52,019
NexPoint Residential Trust, Inc.	1,405	99,502
Office Properties Income Trust	3,092	79,217
Omega Healthcare Investors, Inc.	13,002	381,739
One Liberty Properties, Inc.	1,518	47,453
Outfront Media, Inc.	7,441	185,207
Paramount Group, Inc.	10,176	86,292
Park Hotels & Resorts, Inc.(a)	12,212	226,288
Pebblebrook Hotel Trust	6,691	150,280
Phillips Edison & Co., Inc.	1,120	33,757
Physicians Realty Trust	11,695	222,322
Piedmont Office Realty Trust, Inc., Class A	6,483	115,138
Plymouth Industrial REIT, Inc.	2,004	51,222
Postal Realty Trust, Inc., Class A	1,151	22,364
PotlatchDeltic Corp.	3,943	206,101
Preferred Apartment Communities, Inc.	2,312	29,154
Prologis, Inc.	41,500	6,015,840
PS Business Parks, Inc.	1,128	200,446
Public Storage	8,475	2,815,226
Rayonier, Inc.	7,807	291,435
Realty Income Corp.	22,496	1,606,889
Regency Centers Corp.	9,275	653,053
Retail Opportunity Investments Corp.	7,052	125,314
Retail Value, Inc.	1,526	9,553
Rexford Industrial Realty, Inc.	9,989	671,261
RLJ Lodging Trust	8,528	122,974
RPT Realty	4,311	57,293
Ryman Hospitality Properties, Inc.(a)	3,038	259,871
Sabra Health Care REIT, Inc.	11,607	164,239
Safehold, Inc.	923	68,948
Saul Centers, Inc.	796	36,934
SBA Communications Corp.	6,104	2,107,894
Seritage Growth Properties, Class A(a)	2,263	34,850
Service Properties Trust	8,692	93,613
Simon Property Group, Inc.	18,441	2,703,082
SITE Centers Corp.	8,961	142,390
SL Green Realty Corp.	3,956	277,197
Spirit Realty Capital, Inc.	7,097	347,256
STAG Industrial, Inc.	8,898	387,330
STORE Capital Corp.	13,425	460,880
Summit Hotel Properties, Inc.(a)	5,580	55,800
Sun Communities, Inc.	6,478	1,269,558
Sunstone Hotel Investors, Inc.(a)	11,930	147,216
Tanger Factory Outlet Centers, Inc.	5,117	85,966
Terreno Realty Corp.	3,615	264,365
UDR, Inc.	16,946	941,011
UMH Properties, Inc.	2,451	58,677
Uniti Group, Inc.	10,480	149,969
Universal Health Realty Income Trust	517	29,453
Urban Edge Properties	6,477	113,542
Urstadt Biddle Properties, Inc., Class A	1,775	34,861
Ventas, Inc.	21,735	1,159,997
VEREIT, Inc.	13,127	660,288

11

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties, Inc.	34,774	$1,020,617
Vornado Realty Trust	9,718	414,278
Washington Real Estate Investment Trust	4,505	114,202
Welltower, Inc.	23,907	1,922,123
Weyerhaeuser Co.	42,192	1,507,098
Whitestone REIT	1,160	10,649
WP Carey, Inc.	10,144	782,204
Xenia Hotels & Resorts, Inc.(a)	5,735	102,083

		84,788,035

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A	9,230	285,669
Andersons, Inc.	1,554	52,929
BJ’s Wholesale Club Holdings, Inc.(a)	7,537	440,462
Casey’s General Stores, Inc.	2,073	397,063
Chefs’ Warehouse, Inc.(a)	1,845	64,335
Costco Wholesale Corp.	24,855	12,217,227
Grocery Outlet Holding Corp.(a)(b)	4,458	98,923
HF Foods Group, Inc.(a)	1,854	13,089
Ingles Markets, Inc., Class A	575	39,784
Kroger Co.	42,368	1,695,567
Natural Grocers by Vitamin Cottage, Inc.	357	4,348
Performance Food Group Co.(a)	8,676	392,416
PriceSmart, Inc.	1,312	94,398
Rite Aid Corp.(a)(b)	3,304	44,901
SpartanNash Co.	1,724	39,893
Sprouts Farmers Market, Inc.(a)	6,156	136,294
Sysco Corp.	27,243	2,094,987
United Natural Foods, Inc.(a)	3,505	152,082
US Foods Holding Corp.(a)	12,630	437,882
Village Super Market, Inc., Class A	168	3,741
Walgreens Boots Alliance, Inc.	40,527	1,905,580
Walmart, Inc.	80,713	12,060,137
Weis Markets, Inc.	882	49,665

		32,721,372

Food Products — 0.9%
AppHarvest, Inc.(a)(b)	2,442	14,701
Archer-Daniels-Midland Co.	31,376	2,015,594
B&G Foods, Inc.(b)	3,214	94,620
Beyond Meat, Inc.(a)(b)	3,207	317,429
Bunge Ltd.	7,579	702,119
Calavo Growers, Inc.	718	28,864
Cal-Maine Foods, Inc.(b)	1,578	56,903
Campbell Soup Co.	10,871	434,296
Conagra Brands, Inc.	26,631	857,518
Darling Ingredients, Inc.(a)	9,244	781,303
Flowers Foods, Inc.	11,002	272,300
Fresh Del Monte Produce, Inc.	2,317	77,596
Freshpet, Inc.(a)	2,265	353,136
General Mills, Inc.	34,510	2,132,718
Hain Celestial Group, Inc.(a)	4,944	221,837
Hershey Co.	8,291	1,453,827
Hormel Foods Corp.	16,238	687,192
Hostess Brands, Inc.(a)	6,896	130,403
Ingredion, Inc.	3,782	360,160
J&J Snack Foods Corp.	731	107,859
J.M. Smucker Co.	5,871	721,311
John B Sanfilippo & Son, Inc.	296	25,012
Kellogg Co.	14,381	881,555
Kraft Heinz Co.	37,204	1,335,252
Lamb Weston Holdings, Inc.	8,098	457,132
Lancaster Colony Corp.	1,028	174,760
Landec Corp.(a)	899	8,738

Security	Shares	Value

Food Products (continued)
Limoneira Co.	296	$4,775
McCormick & Co., Inc.	13,823	1,109,019
Mission Produce, Inc.(a)	1,882	35,739
Mondelez International, Inc., Class A	78,649	4,777,140
Pilgrim’s Pride Corp.(a)	2,884	81,213
Post Holdings, Inc.(a)	3,371	342,089
Sanderson Farms, Inc.	1,147	217,299
Seaboard Corp.	12	46,200
Seneca Foods Corp., Class A(a)	699	36,089
Simply Good Foods Co.(a)	4,500	178,425
Tattooed Chef, Inc.(a)(b)	2,366	42,517
Tootsie Roll Industries, Inc.	912	28,865
TreeHouse Foods, Inc.(a)	2,747	99,277
Tyson Foods, Inc., Class A	16,224	1,297,433
Utz Brands, Inc.	2,967	46,256
Vital Farms, Inc.(a)(b)	1,197	19,655
Whole Earth Brands, Inc.(a)	1,975	23,957

		23,090,083

Gas Utilities — 0.1%
Atmos Energy Corp.	7,207	663,909
Brookfield Infrastructure Corp., Class A	4,164	252,505
Chesapeake Utilities Corp.	1,026	134,478
National Fuel Gas Co.	4,908	281,866
New Jersey Resources Corp.	5,074	191,848
Northwest Natural Holding Co.	1,623	73,181
ONE Gas, Inc.	2,723	183,258
South Jersey Industries, Inc.	6,418	146,074
Southwest Gas Holdings, Inc.	3,323	230,118
Spire, Inc.	3,161	198,384
UGI Corp.	11,489	498,737

		2,854,358

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	97,691	12,591,393
ABIOMED, Inc.(a)	2,595	861,644
Accelerate Diagnostics, Inc.(a)(b)	1,051	6,201
Accuray, Inc.(a)	2,245	11,203
Acutus Medical, Inc.(a)(b)	1,352	10,600
Align Technology, Inc.(a)	4,426	2,763,462
Alphatec Holdings, Inc.(a)	3,545	41,583
AngioDynamics, Inc.(a)	2,055	58,773
Apyx Medical Corp.(a)	1,544	22,079
Asensus Surgical, Inc.(a)(b)	11,764	19,881
Aspira Women’s Health, Inc.(a)(b)	2,554	8,556
AtriCure, Inc.(a)	2,318	173,989
Atrion Corp.	52	37,856
Avanos Medical, Inc.(a)	2,746	86,609
Axogen, Inc.(a)	2,915	44,279
Axonics, Inc.(a)	2,490	182,641
Baxter International, Inc.	28,336	2,237,411
Becton Dickinson and Co.	16,075	3,851,409
BioLife Solutions, Inc.(a)	1,232	65,481
Bioventus, Inc., Class A(a)	1,789	27,014
Boston Scientific Corp.(a)	79,978	3,449,451
Butterfly Network, Inc.(a)(b)	14,027	144,759
Cardiovascular Systems, Inc.(a)	1,719	60,303
Cerus Corp.(a)	10,433	68,858
ClearPoint Neuro, Inc.(a)	1,187	19,859
CONMED Corp.	1,658	242,532
Cooper Cos., Inc.	2,727	1,136,941
CryoLife, Inc.(a)	2,287	47,204
CryoPort, Inc.(a)	2,379	193,984
Cutera, Inc.(a)	1,121	48,203

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CytoSorbents Corp.(a)	2,460	$14,489
Danaher Corp.	35,652	11,115,224
DarioHealth Corp.(a)	1,102	18,018
DENTSPLY SIRONA, Inc.	11,975	685,090
DexCom, Inc.(a)	5,421	3,378,421
Eargo, Inc.(a)	928	8,166
Edwards Lifesciences Corp.(a)	34,797	4,169,377
Envista Holdings Corp.(a)	8,949	349,906
Figs, Inc.(a)(b)	2,455	82,513
Glaukos Corp.(a)	2,324	106,230
Globus Medical, Inc., Class A(a)	4,276	329,979
Haemonetics Corp.(a)	2,897	199,053
Heska Corp.(a)	575	128,530
Hill-Rom Holdings, Inc.	3,654	566,005
Hologic, Inc.(a)	14,265	1,045,767
ICU Medical, Inc.(a)	1,072	250,987
IDEXX Laboratories, Inc.(a)	4,754	3,166,830
Inari Medical, Inc.(a)	2,017	182,579
Inogen, Inc.(a)	1,013	40,165
Insulet Corp.(a)	3,723	1,154,204
Integer Holdings Corp.(a)	2,014	181,300
Integra LifeSciences Holdings Corp.(a)	3,786	251,618
Intersect ENT, Inc.(a)	1,517	40,913
Intuitive Surgical, Inc.(a)	19,934	7,198,765
Invacare Corp.(a)	2,642	13,051
iRadimed Corp.(a)	736	27,468
iRhythm Technologies, Inc.(a)	1,636	114,749
Lantheus Holdings, Inc.(a)	4,187	97,934
LeMaitre Vascular, Inc.	829	43,116
LivaNova PLC(a)	2,909	223,178
Masimo Corp.(a)	2,839	804,970
Medtronic PLC	75,624	9,064,293
Meridian Bioscience, Inc.(a)	2,171	40,837
Merit Medical Systems, Inc.(a)	2,616	175,952
Mesa Laboratories, Inc.	221	67,560
Misonix, Inc.(a)	961	25,505
Natus Medical, Inc.(a)	1,964	49,198
Neogen Corp.(a)	5,963	252,295
Neuronetics, Inc.(a)	1,285	6,682
Nevro Corp.(a)	1,937	220,314
Novocure Ltd.(a)	5,613	575,725
NuVasive, Inc.(a)	2,730	145,673
OraSure Technologies, Inc.(a)	2,564	27,358
Ortho Clinical Diagnostics Holdings PLC(a)	5,956	117,750
Orthofix Medical, Inc.(a)	1,089	39,182
OrthoPediatrics Corp.(a)	618	43,983
Outset Medical, Inc.(a)	2,818	150,115
PAVmed, Inc.(a)	3,568	19,374
Penumbra, Inc.(a)	1,856	513,277
Pulmonx Corp.(a)	1,314	51,154
Pulse Biosciences, Inc.(a)(b)	649	13,687
Quidel Corp.(a)	2,067	274,436
Quotient Ltd.(a)	2,710	6,856
ResMed, Inc.	8,095	2,128,256
Retractable Technologies, Inc.(a)(b)	2,137	20,216
SeaSpine Holdings Corp.(a)	1,292	19,328
Senseonics Holdings, Inc.(a)(b)	20,903	73,160
Shockwave Medical, Inc.(a)	1,837	392,567
SI-BONE, Inc.(a)	1,664	37,523
Sientra, Inc.(a)	3,843	22,520
Silk Road Medical, Inc.(a)	2,115	124,172
Soliton, Inc.(a)	986	20,302

Security	Shares	Value

Health Care Equipment & Supplies (continued)
STAAR Surgical Co.(a)	2,771	$328,253
Stereotaxis, Inc.(a)	2,252	13,287
STERIS PLC	4,806	1,123,354
Stryker Corp.	19,652	5,228,808
Surmodics, Inc.(a)	823	45,808
Tactile Systems Technology, Inc.(a)	1,111	38,318
Talis Biomedical Corp.(a)	2,293	12,268
Tandem Diabetes Care, Inc.(a)	3,459	471,565
Teleflex, Inc.	2,648	945,177
TransMedics Group, Inc.(a)	1,422	39,005
Treace Medical Concepts, Inc.(a)	656	15,127
Utah Medical Products, Inc.	90	8,715
Vapotherm, Inc.(a)	1,654	37,827
Varex Imaging Corp.(a)	2,011	53,995
ViewRay, Inc.(a)(b)	10,180	74,416
Zimmer Biomet Holdings, Inc.	11,828	1,692,823
Zynex, Inc.(a)(b)	746	9,347

		89,360,096

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	5,871	127,166
Acadia Healthcare Co., Inc.(a)(b)	5,112	316,944
Accolade, Inc.(a)(b)	2,548	101,385
AdaptHealth Corp.(a)(b)	4,231	115,295
Addus HomeCare Corp.(a)	862	80,597
Agiliti, Inc.(a)	1,083	24,422
Agilon Health, Inc.(a)	9,404	230,398
Alignment Healthcare, Inc.(a)(b)	1,178	23,395
Amedisys, Inc.(a)	1,768	299,393
AmerisourceBergen Corp.	8,379	1,022,406
AMN Healthcare Services, Inc.(a)	2,622	258,791
Anthem, Inc.	13,700	5,961,281
Apollo Medical Holdings, Inc.(a)	2,116	145,221
Apria, Inc.(a)	824	30,842
Aveanna Healthcare Holdings, Inc.(a)	1,972	15,224
Brookdale Senior Living, Inc.(a)	9,444	61,386
Cardinal Health, Inc.	16,564	791,925
Castle Biosciences, Inc.(a)	1,068	66,590
Centene Corp.(a)	32,409	2,308,817
Chemed Corp.	865	417,146
Cigna Corp.	18,737	4,002,411
Community Health Systems, Inc.(a)	6,300	82,530
CorVel Corp.(a)	425	77,868
Covetrus, Inc.(a)	6,319	127,581
Cross Country Healthcare, Inc.(a)	1,938	40,175
CVS Health Corp.	73,939	6,601,274
DaVita, Inc.(a)	3,968	409,656
Encompass Health Corp.	5,412	343,987
Ensign Group, Inc.	2,964	231,222
Fulgent Genetics, Inc.(a)	1,347	111,693
Guardant Health, Inc.(a)(b)	4,932	576,008
Hanger, Inc.(a)	1,491	27,852
HCA Healthcare, Inc.	14,170	3,549,018
HealthEquity, Inc.(a)	4,512	298,604
Henry Schein, Inc.(a)	7,770	593,239
Humana, Inc.	7,231	3,349,110
InfuSystem Holdings, Inc.(a)(b)	955	15,882
Innovage Holding Corp.(a)	978	6,474
Joint Corp.(a)	820	71,734
Laboratory Corp. of America Holdings(a)	5,401	1,550,195
LHC Group, Inc.(a)	1,681	226,246
LifeStance Health Group, Inc.(a)(b)	2,521	30,202
Magellan Health, Inc.(a)	1,306	123,848

13

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	8,830	$1,835,580
MEDNAX, Inc.(a)	4,054	110,390
ModivCare, Inc.(a)	665	108,242
Molina Healthcare, Inc.(a)	3,235	956,654
National HealthCare Corp.	696	48,678
National Research Corp.	477	20,654
Oak Street Health, Inc.(a)	5,534	261,371
Ontrak, Inc.(a)	306	2,632
Option Care Health, Inc.(a)	10,475	286,282
Owens & Minor, Inc.	4,370	156,796
Patterson Cos., Inc.	5,305	165,834
Pennant Group, Inc.(a)	1,158	29,610
PetIQ, Inc.(a)	1,413	35,396
Premier, Inc., Class A	6,585	256,486
Privia Health Group, Inc.(a)	942	24,209
Progyny, Inc.(a)	3,560	218,691
Quest Diagnostics, Inc.	6,782	995,462
R1 RCM, Inc.(a)	6,591	143,025
RadNet, Inc.(a)	2,261	70,294
Select Medical Holdings Corp.	6,381	211,977
Sharps Compliance Corp.(a)	2,450	20,212
Signify Health, Inc., Class A(a)	6,195	99,554
SOC Telemed, Inc.(a)	3,552	7,814
Surgery Partners, Inc.(a)	1,668	68,622
Tenet Healthcare Corp.(a)	5,800	415,628
Tivity Health, Inc.(a)	1,912	47,838
Triple-S Management Corp.(a)	1,456	51,382
U.S. Physical Therapy, Inc.	849	91,573
UnitedHealth Group, Inc.	52,696	24,264,927
Universal Health Services, Inc., Class B	4,208	522,213
Viemed Healthcare, Inc.(a)	1,492	8,549

		66,382,008

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(a)	7,404	102,027
American Well Corp., Class A(a)	9,807	88,263
Castlight Health, Inc., Class B(a)	10,168	18,302
Cerner Corp.	16,596	1,232,917
Certara, Inc.(a)	5,916	244,390
Change Healthcare, Inc.(a)	13,648	293,841
Computer Programs & Systems, Inc.(a)	440	15,884
Evolent Health, Inc., Class A(a)	4,186	122,524
Forian, Inc.(a)(b)	1,904	19,307
Health Catalyst, Inc.(a)	2,795	147,129
HealthStream, Inc.(a)	1,619	43,082
Icad, Inc.(a)(b)	1,095	11,552
Inovalon Holdings, Inc., Class A(a)	3,909	159,448
Inspire Medical Systems, Inc.(a)	1,468	395,743
Multiplan Corp.(a)(b)	19,836	85,493
NextGen Healthcare, Inc.(a)	3,477	57,231
Omnicell, Inc.(a)	2,346	417,940
OptimizeRx Corp.(a)(b)	814	78,714
Phreesia, Inc.(a)(b)	4,163	293,658
Schrodinger, Inc.(a)	2,381	129,955
Simulations Plus, Inc.	603	30,452
Tabula Rasa HealthCare, Inc.(a)(b)	1,212	32,906
Teladoc Health, Inc.(a)	8,545	1,278,247
Veeva Systems, Inc., Class A(a)	7,716	2,446,049
Vocera Communications, Inc.(a)	1,794	101,505

		7,846,559

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	2,234	27,210

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Aramark	12,821	$467,710
Bally’s Corp.(a)	1,697	77,740
Biglari Holdings, Inc., Class B(a)	32	5,319
BJ’s Restaurants, Inc.(a)	1,084	36,119
Bloomin’ Brands, Inc.(a)	4,692	101,441
Bluegreen Vacations Holding Corp.(a)	372	9,527
Booking Holdings, Inc.(a)	2,306	5,582,319
Boyd Gaming Corp.(a)	4,518	288,158
Brinker International, Inc.(a)	2,824	118,495
Caesars Entertainment, Inc.(a)	11,450	1,253,317
Carnival Corp.(a)	52,420	1,161,627
Carrols Restaurant Group, Inc.	896	3,288
Century Casinos, Inc.(a)	1,395	20,646
Cheesecake Factory, Inc.(a)	2,810	114,198
Chipotle Mexican Grill, Inc.(a)	1,578	2,807,309
Choice Hotels International, Inc.	1,851	260,288
Churchill Downs, Inc.	2,037	468,510
Chuy’s Holdings, Inc.(a)	1,136	33,126
Cracker Barrel Old Country Store, Inc.	1,256	167,261
Darden Restaurants, Inc.	7,413	1,068,510
Dave & Buster’s Entertainment, Inc.(a)	2,569	95,387
Del Taco Restaurants, Inc.	678	5,654
Denny’s Corp.(a)	3,384	53,806
Dine Brands Global, Inc.(a)	887	74,960
Domino’s Pizza, Inc.	2,098	1,025,859
DraftKings, Inc., Class A(a)(b)	16,662	776,283
Drive Shack, Inc.(a)	6,737	17,516
El Pollo Loco Holdings, Inc.(a)	399	5,865
Everi Holdings, Inc.(a)(b)	5,012	120,288
Expedia Group, Inc.(a)	8,182	1,345,203
Fiesta Restaurant Group, Inc.(a)	813	8,569
Full House Resorts, Inc.(a)	2,239	22,278
GAN Ltd.(a)(b)	2,249	32,116
Golden Entertainment, Inc.(a)	1,082	56,232
Golden Nugget Online Gaming, Inc.(a)	1,705	28,763
Hall of Fame Resort & Entertainment Co.(a)(b)	5,096	11,721
Hilton Grand Vacations, Inc.(a)	4,375	219,975
Hilton Worldwide Holdings, Inc.(a)	15,099	2,173,501
Hyatt Hotels Corp., Class A(a)	2,705	230,466
International Game Technology PLC(a)	5,138	151,520
Jack in the Box, Inc.	1,145	113,298
Las Vegas Sands Corp.(a)	18,240	707,894
Lindblad Expeditions Holdings, Inc.(a)	2,077	31,051
Marriott International, Inc., Class A(a)	15,027	2,404,621
Marriott Vacations Worldwide Corp.	2,276	357,833
McDonald’s Corp.	41,983	10,308,926
MGM Resorts International	26,217	1,236,394
Monarch Casino & Resort, Inc.(a)	605	43,693
Nathan’s Famous, Inc.	339	21,187
NEOGAMES SA(a)	318	11,814
Noodles & Co.(a)	1,836	22,307
Norwegian Cruise Line Holdings Ltd.(a)(b)	21,091	542,460
ONE Group Hospitality, Inc.(a)	2,463	32,561
Papa John’s International, Inc.	1,926	238,978
Penn National Gaming, Inc.(a)	8,491	607,956
Planet Fitness, Inc., Class A(a)	4,571	363,623
PlayAGS, Inc.(a)	1,281	11,298
RCI Hospitality Holdings, Inc.	626	42,443
Red Robin Gourmet Burgers, Inc.(a)	441	8,763
Red Rock Resorts, Inc., Class A(a)	3,336	181,512
Royal Caribbean Cruises Ltd.(a)	12,447	1,050,900
Rush Street Interactive, Inc.(a)	2,591	52,157

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group, Inc.(a)	1,993	$38,545
Scientific Games Corp., Class A(a)	5,250	420,262
SeaWorld Entertainment, Inc.(a)	2,719	172,656
Shake Shack, Inc., Class A(a)(b)	1,893	130,939
Six Flags Entertainment Corp.(a)	4,559	187,512
Starbucks Corp.	66,255	7,027,668
Target Hospitality Corp.(a)	2,425	10,039
Texas Roadhouse, Inc.	3,846	341,563
Travel + Leisure Co.	4,909	266,755
Vail Resorts, Inc.	2,230	768,703
Wendy’s Co.	9,259	206,476
Wingstop, Inc.	1,663	286,818
Wyndham Hotels & Resorts, Inc.	4,999	422,266
Wynn Resorts Ltd.(a)	5,898	529,640
Yum China Holdings, Inc.	23,664	1,350,741
Yum! Brands, Inc.	16,856	2,105,989

		53,186,321

Household Durables — 0.5%
Aterian, Inc.(a)	1,384	8,844
Bassett Furniture Industries, Inc.	916	15,471
Beazer Homes USA, Inc.(a)	1,012	18,327
Casper Sleep, Inc.(a)(b)	2,539	9,242
Cavco Industries, Inc.(a)	513	123,315
Century Communities, Inc.	1,627	109,107
D.R. Horton, Inc.	18,557	1,656,583
Ethan Allen Interiors, Inc.	842	19,543
Flexsteel Industries, Inc.	518	14,504
Garmin Ltd.	8,442	1,212,271
GoPro, Inc., Class A(a)	8,298	71,446
Green Brick Partners, Inc.(a)	2,831	73,748
Hamilton Beach Brands Holding Co., Class A	190	2,850
Helen of Troy Ltd.(a)	1,318	296,484
Hooker Furniture Corp.	333	8,395
Hovnanian Enterprises, Inc., Class A(a)	259	21,823
Installed Building Products, Inc.	1,230	156,271
iRobot Corp.(a)(b)	1,749	145,902
KB Home	4,712	189,187
La-Z-Boy, Inc.	2,410	80,108
Leggett & Platt, Inc.	7,350	344,347
Lennar Corp., B Shares	1,295	106,294
Lennar Corp., Class A	15,118	1,510,742
LGI Homes, Inc.(a)	1,213	181,101
Lifetime Brands, Inc.	464	7,869
Lovesac Co.(a)	653	50,940
M/I Homes, Inc.(a)	1,521	87,092
MDC Holdings, Inc.	2,849	139,544
Meritage Homes Corp.(a)	2,069	224,921
Mohawk Industries, Inc.(a)	3,123	553,427
Newell Brands, Inc.	22,040	504,496
NVR, Inc.(a)	184	900,643
PulteGroup, Inc.	15,003	721,344
Purple Innovation, Inc.(a)	3,669	70,812
Skyline Champion Corp.(a)	2,745	173,813
Sonos, Inc.(a)	6,758	220,446
Taylor Morrison Home Corp.(a)	6,404	195,514
Tempur Sealy International, Inc.	10,061	447,413
Toll Brothers, Inc.	6,192	372,573
TopBuild Corp.(a)(b)	1,813	465,887
Traeger, Inc.(a)	1,304	24,633
Tri Pointe Homes, Inc.(a)	6,899	166,887
Tupperware Brands Corp.(a)	3,393	75,460

Security	Shares	Value

Household Durables (continued)
Universal Electronics, Inc.(a)	976	$40,192
VOXX International Corp.(a)	1,140	12,893
Vuzix Corp.(a)(b)	2,953	31,568
Weber, Inc.(a)(b)	1,560	25,990
Whirlpool Corp.	3,380	712,605

		12,602,867

Household Products — 1.1%
Central Garden & Pet Co.(a)	682	35,177
Central Garden & Pet Co., Class A(a)	1,849	85,424
Church & Dwight Co., Inc.	14,011	1,224,001
Clorox Co.	6,934	1,130,311
Colgate-Palmolive Co.	47,059	3,585,425
Energizer Holdings, Inc.	3,583	130,672
Kimberly-Clark Corp.	18,987	2,458,627
Oil-Dri Corp. of America	141	4,910
Procter & Gamble Co.	136,900	19,575,331
Reynolds Consumer Products Inc.	2,901	78,269
Spectrum Brands Holdings, Inc.	2,420	226,875
WD-40 Co.	816	185,232

		28,720,254

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	36,277	911,641
Brookfield Renewable Corp., Class A	7,045	291,733
Clearway Energy, Inc., Class A	2,467	81,386
Clearway Energy, Inc., Class C	3,675	130,389
Ormat Technologies, Inc.	2,569	185,816
Sunnova Energy International, Inc.(a)	4,344	193,569
Vistra Corp.	27,758	543,779

		2,338,313

Industrial Conglomerates — 0.9%
3M Co.	32,509	5,808,708
General Electric Co.	61,480	6,447,407
Honeywell International, Inc.	39,071	8,541,702
Raven Industries, Inc.(a)	1,924	111,246
Roper Technologies, Inc.	5,878	2,867,700

		23,776,763

Insurance — 2.0%
Aflac, Inc.	37,731	2,025,023
Alleghany Corp.(a)	759	494,397
Allstate Corp.	16,576	2,049,954
Ambac Financial Group, Inc.(a)	1,699	28,730
American Equity Investment Life Holding Co.	4,364	139,081
American Financial Group, Inc.	3,746	509,606
American International Group, Inc.	48,269	2,852,215
American National Group, Inc.	457	86,697
AMERISAFE, Inc.	924	54,784
Aon PLC, Class A	12,580	4,024,593
Arch Capital Group Ltd.(a)	21,426	896,035
Argo Group International Holdings Ltd.	1,747	96,260
Arthur J. Gallagher & Co.	11,516	1,930,888
Assurant, Inc.	3,309	533,775
Assured Guaranty Ltd.	5,284	293,685
Athene Holding Ltd., Class A(a)	6,358	553,209
Axis Capital Holdings Ltd.	4,196	218,486
Brighthouse Financial, Inc.(a)	4,515	226,788
Brown & Brown, Inc.	12,955	817,590
BRP Group, Inc., Class A(a)	2,348	85,702
Chubb Ltd.	24,580	4,802,440
Cincinnati Financial Corp.	8,427	1,023,375
Citizens, Inc.(a)(b)	3,588	23,107

15

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
CNA Financial Corp.	1,745	$78,281
CNO Financial Group, Inc.	7,685	185,516
eHealth, Inc.(a)	1,290	57,211
Employers Holdings, Inc.	798	30,803
Enstar Group Ltd.(a)	787	181,624
Erie Indemnity Co., Class A	1,502	309,127
Everest Re Group Ltd.	2,191	572,946
Fidelity National Financial, Inc.	15,005	718,889
First American Financial Corp.	6,207	453,980
Genworth Financial, Inc., Class A(a)	15,800	64,938
Globe Life, Inc.	5,639	501,984
GoHealth, Inc., Class A(a)(b)	3,067	16,562
Goosehead Insurance, Inc., Class A	1,045	150,793
Greenlight Capital Re Ltd., Class A(a)	1,310	9,733
Hanover Insurance Group, Inc.	1,944	244,944
Hartford Financial Services Group, Inc.	19,543	1,425,271
HCI Group, Inc.	444	59,500
Heritage Insurance Holdings, Inc.	585	3,826
Horace Mann Educators Corp.	1,576	61,748
Independence Holding Co.	268	13,145
Investors Title Co.	51	9,884
James River Group Holdings Ltd.	3,686	117,768
Kemper Corp.	3,523	223,640
Kinsale Capital Group, Inc.	1,124	210,357
Lemonade, Inc.(a)(b)	2,329	144,771
Lincoln National Corp.	10,446	753,679
Loews Corp.	12,513	701,604
Maiden Holdings Ltd.(a)	6,872	22,403
Markel Corp.(a)	744	976,969
Marsh & McLennan Cos., Inc.	28,558	4,763,474
MBIA, Inc.(a)	2,769	43,030
Mercury General Corp.	1,465	79,828
MetLife, Inc.	40,997	2,574,612
MetroMile, Inc.(a)	2,436	7,478
National Western Life Group, Inc., Class A	82	17,631
Old Republic International Corp.	15,429	398,531
Palomar Holdings, Inc.(a)	1,248	114,130
Primerica, Inc.	2,214	372,483
Principal Financial Group, Inc.	15,112	1,013,864
ProAssurance Corp.	1,892	43,346
Progressive Corp.	32,804	3,112,443
Prudential Financial, Inc.	21,397	2,354,740
Reinsurance Group of America, Inc.	3,770	445,162
RenaissanceRe Holdings Ltd.	2,691	381,584
RLI Corp.	2,017	218,461
Safety Insurance Group, Inc.	657	51,515
Selective Insurance Group, Inc.	3,146	246,552
Selectquote, Inc.(a)	8,469	112,553
SiriusPoint Ltd.(a)	6,850	64,390
State Auto Financial Corp.	1,267	65,010
Stewart Information Services Corp.	1,098	78,145
Tiptree, Inc.	2,116	33,031
Travelers Cos., Inc.	14,141	2,275,004
Trean Insurance Group, Inc.(a)	1,480	13,912
Trupanion, Inc.(a)	2,732	279,757
United Fire Group, Inc.	1,781	36,386
United Insurance Holdings Corp.	649	2,479
Universal Insurance Holdings, Inc.	1,090	16,099
Unum Group	11,353	289,161

Security	Shares	Value

Insurance (continued)
W.R. Berkley Corp.	8,013	$637,835
White Mountains Insurance Group Ltd.	162	170,908
Willis Towers Watson PLC	7,246	1,755,561

		54,137,411

Interactive Media & Services(a) — 5.5%
Alphabet, Inc., Class A	16,906	50,057,314
Alphabet, Inc., Class C	15,781	46,797,135
Cargurus, Inc.	5,622	188,562
Cars.com, Inc.	2,829	36,834
Eventbrite, Inc., Class A(b)	4,028	81,527
EverQuote, Inc., Class A	1,224	16,879
fuboTV, Inc.(b)	7,497	223,486
IAC/InterActiveCorp.	4,201	640,106
j2 Global, Inc.	2,424	310,926
Liberty TripAdvisor Holdings, Inc., Class A	2,921	9,026
Match Group, Inc.(b)	15,514	2,339,201
MediaAlpha, Inc., Class A	1,139	19,967
Meta Platforms, Inc., Class A	134,580	43,546,051
Pinterest, Inc., Class A	31,186	1,392,143
QuinStreet, Inc.	3,046	42,644
TripAdvisor, Inc.	5,684	187,401
TrueCar, Inc.(b)	5,805	24,323
Twitter, Inc.	43,849	2,347,675
Vimeo, Inc.	7,862	265,185
Yelp, Inc.	4,499	173,796

		148,700,181

Internet & Direct Marketing Retail — 3.4%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	41,114
Amazon.com, Inc.(a)	24,408	82,314,272
CarParts.com, Inc.(a)(b)	2,466	37,557
DoorDash, Inc., Class A(a)	8,143	1,586,256
Duluth Holdings, Inc., Class B(a)	1,416	20,291
eBay, Inc.	36,452	2,796,597
Etsy, Inc.(a)	7,142	1,790,428
Groupon, Inc.(a)(b)	1,225	25,995
Lands’ End, Inc.(a)	889	23,363
Liquidity Services, Inc.(a)	1,998	44,116
Overstock.com, Inc.(a)	2,560	243,789
PetMed Express, Inc.	1,061	30,164
Porch Group, Inc.(a)	6,313	132,762
Quotient Technology, Inc.(a)	4,746	30,564
Qurate Retail, Inc., Series A	21,408	223,500
RealReal, Inc.(a)	4,179	54,452
Revolve Group, Inc.(a)(b)	2,163	162,312
Shutterstock, Inc.	1,408	170,579
Stitch Fix, Inc., Class A(a)	3,707	128,262
Wayfair, Inc., Class A(a)(b)	4,219	1,050,953
Xometry, Inc., Class A(a)(b)	433	23,382

		90,930,708

IT Services — 4.7%
Accenture PLC, Class A	35,735	12,821,361
Akamai Technologies, Inc.(a)(b)	9,046	953,991
Alliance Data Systems Corp.	2,726	232,391
Amdocs Ltd.	7,179	558,813
Automatic Data Processing, Inc.	23,937	5,373,617
BigCommerce Holdings, Inc., Series-1(a)(b)	2,827	130,636
Brightcove, Inc.(a)	2,245	22,270
Broadridge Financial Solutions, Inc.	6,609	1,179,112

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cantaloupe, Inc.(a)	2,911	$36,387
Cass Information Systems, Inc.	434	17,790
Cloudflare, Inc., Class A(a)	14,372	2,798,516
Cognizant Technology Solutions Corp., Class A	29,680	2,317,711
Concentrix Corp.	2,302	409,019
Conduent, Inc.(a)	11,206	75,640
CSG Systems International, Inc.	1,739	87,037
DigitalOcean Holdings, Inc.(a)	3,463	337,954
DXC Technology Co.(a)	13,982	455,394
EPAM Systems, Inc.(a)	3,029	2,039,244
Euronet Worldwide, Inc.(a)	2,781	312,000
EVERTEC, Inc.	3,340	151,001
Evo Payments, Inc., Class A(a)	2,672	57,929
ExlService Holdings, Inc.(a)	1,849	226,743
Fastly, Inc., Class A(a)(b)	5,912	299,206
Fidelity National Information Services, Inc.	34,954	3,870,806
Fiserv, Inc.(a)	33,681	3,317,242
FleetCor Technologies, Inc.(a)	4,631	1,145,756
Flywire Corp.(a)(b)	533	25,286
Gartner, Inc.(a)	4,505	1,495,255
Genpact Ltd.	10,162	501,495
Global Payments, Inc.	16,544	2,365,627
Globant SA(a)	2,220	708,602
GoDaddy, Inc., Class A(a)	9,233	638,647
GreenSky, Inc., Class A(a)	5,143	62,950
Grid Dynamics Holdings, Inc.(a)	2,355	67,706
Hackett Group, Inc.	1,720	36,361
I3 Verticals, Inc., Class A(a)	1,114	24,942
International Business Machines Corp.	50,299	6,292,405
International Money Express, Inc.(a)	2,474	41,415
Jack Henry & Associates, Inc.	4,181	696,053
Limelight Networks, Inc.(a)	5,082	15,144
LiveRamp Holdings, Inc.(a)	3,611	193,225
Mastercard, Inc., Class A	49,225	16,515,972
Maximus, Inc.	3,520	297,686
MoneyGram International, Inc.(a)	6,591	39,348
MongoDB, Inc.(a)(b)	3,496	1,822,430
Okta, Inc.(a)	7,004	1,731,249
Paya Holdings, Inc.(a)	4,078	37,151
Paychex, Inc.	18,197	2,243,326
PayPal Holdings, Inc.(a)	66,102	15,374,664
Paysafe Ltd.(a)(b)	27,539	214,804
Perficient, Inc.(a)	1,668	206,165
Rackspace Technology, Inc.(a)(b)	2,884	38,328
Repay Holdings Corp.(a)	5,002	105,092
Sabre Corp.(a)	17,947	186,290
Shift4 Payments, Inc., Class A(a)(b)	2,445	154,353
Snowflake, Inc., Class A(a)	11,014	3,897,194
SolarWinds Corp.	1,754	28,239
Square, Inc., Class A(a)	22,288	5,672,296
StarTek, Inc.(a)	3,279	18,035
StoneCo Ltd., Class A(a)	13,166	445,801
Switch, Inc., Class A	6,715	169,755
TTEC Holdings, Inc.	1,040	98,166
Tucows, Inc., Class A(a)(b)	474	39,010
Twilio, Inc., Class A(a)	9,364	2,728,295
Unisys Corp.(a)	3,469	88,702
VeriSign, Inc.(a)	5,624	1,252,296
Verra Mobility Corp.(a)	6,861	102,092
Visa, Inc., Class A	95,227	20,166,222

Security	Shares	Value

IT Services (continued)
Western Union Co.	22,502	$409,986
WEX, Inc.(a)	2,474	370,358
Wix.com Ltd.(a)(b)	3,064	569,781

		127,415,765

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,764	89,858
American Outdoor Brands, Inc.(a)	1,158	26,379
AMMO, Inc.(a)	3,293	19,890
Brunswick Corp.	4,293	399,635
Callaway Golf Co.(a)	5,841	157,999
Clarus Corp.	460	12,687
Escalade, Inc.	501	9,374
Genius Brands International, Inc.(a)(b)	13,975	19,425
Hasbro, Inc.	7,023	672,522
Hayward Holdings, Inc.(a)	1,760	40,814
Johnson Outdoors, Inc., Class A	138	14,653
Latham Group, Inc.(a)	1,114	17,156
Malibu Boats, Inc., Class A(a)	1,332	94,053
MasterCraft Boat Holdings, Inc.(a)	1,420	38,028
Mattel, Inc.(a)	19,120	417,007
Nautilus, Inc.(a)(b)	1,478	15,120
Peloton Interactive, Inc., Class A(a)	14,560	1,331,366
Polaris, Inc.	3,182	365,771
Smith & Wesson Brands, Inc.	2,956	63,554
Sturm Ruger & Co., Inc.	1,052	82,982
Vista Outdoor, Inc.(a)	3,618	151,377
YETI Holdings, Inc.(a)(b)	4,727	464,806

		4,504,456

Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)	4,590	740,229
Adaptive Biotechnologies Corp.(a)	6,063	202,565
Agilent Technologies, Inc.	17,188	2,706,938
Avantor, Inc.(a)	32,725	1,321,435
Berkeley Lights, Inc.(a)	2,417	56,195
Bionano Genomics, Inc.(a)	14,144	71,851
Bio-Rad Laboratories, Inc., Class A(a)	1,189	944,874
Bio-Techne Corp.	2,186	1,144,699
Bruker Corp.	5,642	453,053
Charles River Laboratories International, Inc.(a)	2,827	1,268,418
ChromaDex Corp.(a)(b)	2,577	15,952
Codexis, Inc.(a)	3,610	125,520
Fluidigm Corp.(a)(b)	5,382	27,717
Harvard Bioscience, Inc.(a)	3,253	24,495
Illumina, Inc.(a)	8,214	3,409,303
Inotiv, Inc.(a)(b)	753	36,438
IQVIA Holdings, Inc.(a)	10,773	2,816,278
Maravai LifeSciences Holdings, Inc., Class A(a)	6,585	278,480
Medpace Holdings, Inc.(a)	1,624	367,917
Mettler-Toledo International, Inc.(a)	1,283	1,899,969
NanoString Technologies, Inc.(a)	2,353	113,650
NeoGenomics, Inc.(a)	6,198	285,108
Pacific Biosciences of California, Inc.(a)(b)	10,697	283,256
PerkinElmer, Inc.	6,312	1,116,530
Personalis, Inc.(a)	1,910	37,474
PPD, Inc.(a)	8,865	418,162
QIAGEN NV(a)	12,580	701,461
Quanterix Corp.(a)	1,710	86,543
Repligen Corp.(a)	3,088	897,064
Seer, Inc.(a)(b)	3,593	132,654
Sotera Health Co.(a)	5,256	129,823

17

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health, Inc.(a)	5,649	$527,278
Thermo Fisher Scientific, Inc.	22,088	13,983,250
Waters Corp.(a)	3,480	1,279,074
West Pharmaceutical Services, Inc.	4,126	1,773,685

		39,677,338

Machinery — 1.7%
AGCO Corp.	3,428	418,936
AgEagle Aerial Systems, Inc.(a)	4,287	12,304
Alamo Group, Inc.	524	79,229
Albany International Corp., Class A	1,571	126,701
Allison Transmission Holdings, Inc.	5,509	183,780
Altra Industrial Motion Corp.	3,350	174,702
Astec Industries, Inc.	1,337	71,369
Barnes Group, Inc.	2,596	108,876
Blue Bird Corp.(a)	429	8,413
Caterpillar, Inc.	30,833	6,290,240
Chart Industries, Inc.(a)(b)	1,992	353,620
CIRCOR International, Inc.(a)	747	21,319
Colfax Corp.(a)	6,567	338,988
Columbus McKinnon Corp.	1,466	69,298
Commercial Vehicle Group, Inc.(a)	2,001	20,090
Crane Co.	2,791	288,254
Cummins, Inc.	8,095	1,941,505
Deere & Co.	15,849	5,425,271
Desktop Metal, Inc., Class A(a)(b)	8,347	58,345
Donaldson Co., Inc.	6,936	416,229
Douglas Dynamics, Inc.	1,306	55,244
Dover Corp.	8,103	1,370,055
Energy Recovery, Inc.(a)	2,318	47,102
Enerpac Tool Group Corp.	3,044	63,589
EnPro Industries, Inc.	1,210	108,489
ESCO Technologies, Inc.	1,470	124,303
Evoqua Water Technologies Corp.(a)	6,166	257,924
ExOne Co.(a)	1,451	33,402
Federal Signal Corp.	2,841	121,623
Flowserve Corp.	6,751	226,969
Fortive Corp.	18,332	1,387,916
Franklin Electric Co., Inc.	2,637	227,784
Gates Industrial Corp. PLC(a)	5,134	84,403
Gorman-Rupp Co.	1,213	51,577
Graco, Inc.	9,200	691,656
Greenbrier Cos., Inc.	1,846	75,723
Helios Technologies, Inc.	1,637	149,049
Hillenbrand, Inc.	3,849	174,975
Hydrofarm Holdings Group, Inc.(a)(b)	2,964	97,723
Hyliion Holdings Corp.(a)(b)	5,934	48,006
Hyster-Yale Materials Handling, Inc.	750	36,030
Ideanomics, Inc.(a)(b)	20,556	40,701
IDEX Corp.	4,174	929,007
Illinois Tool Works, Inc.	17,685	4,029,881
Ingersoll Rand, Inc.(a)	22,501	1,209,654
ITT, Inc.	4,812	452,665
John Bean Technologies Corp.	1,808	267,132
Kadant, Inc.	660	146,599
Kennametal, Inc.	9,637	383,071
Lincoln Electric Holdings, Inc.	4,589	653,474
Lindsay Corp.	692	100,804
Luxfer Holdings PLC	9,756	196,193
Manitowoc Co., Inc.(a)	2,189	46,910
Meritor, Inc.(a)	3,648	88,792
Middleby Corp.(a)	3,043	555,165

Security	Shares	Value

Machinery (continued)
Miller Industries, Inc.	1,182	$42,717
Mueller Industries, Inc.	3,579	188,399
Mueller Water Products, Inc., Class A	8,205	134,644
Nikola Corp.(a)(b)	12,299	145,128
NN, Inc.(a)	2,043	10,195
Nordson Corp.	3,171	806,100
Omega Flex, Inc.	130	18,819
Oshkosh Corp.	3,759	402,213
Otis Worldwide Corp.	24,152	1,939,647
PACCAR, Inc.	19,141	1,715,416
Parker-Hannifin Corp.	7,249	2,149,981
Park-Ohio Holdings Corp.	132	3,078
Pentair PLC	9,105	673,497
Proto Labs, Inc.(a)	1,431	85,588
RBC Bearings, Inc.(a)	1,556	363,995
REV Group, Inc.	1,078	16,289
Shyft Group, Inc.(b)	1,974	81,349
Snap-on, Inc.	3,040	617,819
SPX Corp.(a)	2,297	133,433
SPX FLOW, Inc.	2,188	163,465
Standex International Corp.	643	71,547
Stanley Black & Decker, Inc.	9,119	1,638,958
Tennant Co.	1,312	104,251
Terex Corp.	3,675	164,640
Timken Co.	3,564	252,866
Titan International, Inc.(a)	2,632	19,003
Toro Co.	5,863	559,741
Trinity Industries, Inc.	4,771	133,827
Wabash National Corp.	1,971	30,610
Watts Water Technologies, Inc., Class A	1,486	282,370
Welbilt, Inc.(a)	7,506	177,592
Westinghouse Air Brake Technologies Corp.	9,971	904,669
Woodward, Inc.	3,271	369,459
Xylem, Inc.	10,080	1,316,347

		46,658,711

Marine — 0.0%
Costamare, Inc.	3,080	41,303
Eagle Bulk Shipping, Inc.(a)	778	33,493
Genco Shipping & Trading Ltd.	2,396	41,139
Kirby Corp.(a)	3,091	161,999
Matson, Inc.	2,553	212,614
Safe Bulkers, Inc.(a)(b)	7,287	32,500

		523,048

Media — 1.1%
Advantage Solutions, Inc.(a)(b)	3,751	32,034
Altice USA, Inc., Class A(a)	12,284	200,229
AMC Networks, Inc., Class A(a)	1,603	63,783
Boston Omaha Corp., Class A(a)	863	30,593
Cable One, Inc.	297	508,229
Cardlytics, Inc.(a)(b)	1,891	148,746
Charter Communications, Inc., Class A(a)	7,211	4,866,632
Clear Channel Outdoor Holdings, Inc.(a)	18,038	52,310
Comcast Corp., Class A	256,755	13,204,910
ComScore, Inc.(a)	2,806	10,971
Daily Journal Corp.(a)(b)	60	20,593
Discovery, Inc., Class A(a)(b)	10,133	237,518
Discovery, Inc., Class C(a)(b)	16,815	379,346
DISH Network Corp., Class A(a)	13,981	574,200
Emerald Holding, Inc.(a)	736	2,981
Entercom Communications Corp.(a)	11,048	35,685
Entravision Communications Corp., Class A	1,689	13,461

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
EW Scripps Co., Class A	2,946	$54,796
Fluent, Inc.(a)	1,571	3,739
Fox Corp., Class A	17,695	703,199
Fox Corp., Class B	8,940	330,422
Gannett Co., Inc.(a)	7,997	46,383
Gray Television, Inc.	4,444	104,167
iHeartMedia, Inc., Class A(a)	5,629	109,090
Integral Ad Science Holding Corp.(a)	1,140	28,010
Interpublic Group of Cos., Inc.	22,684	829,554
John Wiley & Sons, Inc., Class A	2,265	122,695
Liberty Broadband Corp., Class A(a)	1,674	269,129
Liberty Broadband Corp., Class C(a)	8,018	1,302,524
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,820	239,940
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	9,359	461,586
Loral Space & Communications, Inc.	1,082	53,905
Magnite, Inc.(a)(b)	8,411	227,349
Meredith Corp.(a)	2,139	124,575
National CineMedia, Inc.	2,288	7,276
New York Times Co., Class A	9,082	495,786
News Corp., Class A	19,133	438,146
News Corp., Class B	9,143	206,266
Nexstar Media Group, Inc., Class A	2,127	318,901
Omnicom Group, Inc.	12,285	836,363
Scholastic Corp.	1,551	56,131
Sinclair Broadcast Group, Inc., Class A	2,243	58,610
Sirius XM Holdings, Inc.(b)	50,960	310,346
Stagwell, Inc.(a)(b)	4,676	40,588
TechTarget, Inc.(a)	1,296	122,226
TEGNA, Inc.	12,601	247,736
Thryv Holdings, Inc.(a)(b)	853	27,014
ViacomCBS, Inc., Class A	716	27,874
ViacomCBS, Inc., Class B	32,540	1,178,599
WideOpenWest, Inc.(a)	3,478	66,256

		29,831,402

Metals & Mining — 0.5%
Alcoa Corp.	10,240	470,528
Allegheny Technologies, Inc.(a)	6,670	107,387
Arconic Corp.(a)	6,392	188,053
Carpenter Technology Corp.	2,307	71,240
Century Aluminum Co.(a)	3,746	49,485
Cleveland-Cliffs, Inc.(a)	25,127	605,812
Coeur Mining, Inc.(a)	16,736	105,939
Commercial Metals Co.	7,075	227,673
Compass Minerals International, Inc.	1,903	124,837
Constellium SE(a)	6,148	113,185
Ferroglobe PLC(c)	844	—
Freeport-McMoRan, Inc.	82,116	3,097,416
Gatos Silver, Inc.(a)	2,285	27,648
Haynes International, Inc.	363	14,567
Hecla Mining Co.	31,849	184,087
Kaiser Aluminum Corp.	806	78,295
Materion Corp.	1,319	95,205
MP Materials Corp.(a)(b)	4,424	149,752
Newmont Corp.	44,816	2,420,064
Novagold Resources, Inc.(a)	12,171	88,970
Nucor Corp.	16,326	1,822,798
Olympic Steel, Inc.	1,177	31,744
Reliance Steel & Aluminum Co.	3,589	524,568
Royal Gold, Inc.	3,679	364,295
Ryerson Holding Corp.	1,198	31,579
Schnitzer Steel Industries, Inc., Class A	1,945	104,641

Security	Shares	Value

Metals & Mining (continued)
Southern Copper Corp.	4,681	$280,813
Steel Dynamics, Inc.	10,819	714,920
SunCoke Energy, Inc.	5,143	37,132
TimkenSteel Corp.(a)	2,945	41,083
United States Steel Corp.	14,679	387,379
Warrior Met Coal, Inc.	2,567	61,531
Worthington Industries, Inc.	1,826	99,188

		12,721,814

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	30,118	479,479
Annaly Capital Management, Inc.	78,974	668,120
Apollo Commercial Real Estate Finance, Inc.	7,237	109,568
Arbor Realty Trust, Inc.	8,496	170,855
Ares Commercial Real Estate Corp.	2,603	40,659
ARMOUR Residential REIT, Inc.	5,531	58,186
Blackstone Mortgage Trust, Inc., Class A	8,520	280,308
BrightSpire Capital, Inc.	5,031	49,354
Broadmark Realty Capital, Inc.	7,832	80,826
Chimera Investment Corp.	13,492	210,610
Dynex Capital, Inc.	2,599	45,482
Ellington Financial, Inc.	1,920	34,906
Franklin BSP Realty Trust, Inc.(a)	811	13,309
Granite Point Mortgage Trust, Inc.	1,933	25,902
Great Ajax Corp.	2,080	29,453
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,189	253,016
Invesco Mortgage Capital, Inc.	12,749	40,032
KKR Real Estate Finance Trust, Inc.	2,479	53,819
Ladder Capital Corp.	6,531	78,372
MFA Financial, Inc.	25,148	113,417
New Residential Investment Corp.	22,096	251,011
New York Mortgage Trust, Inc.	17,656	77,510
Orchid Island Capital, Inc.	5,689	28,217
PennyMac Mortgage Investment Trust	5,334	107,480
Ready Capital Corp.	3,168	49,009
Redwood Trust, Inc.	6,308	85,536
Starwood Property Trust, Inc.	15,905	405,100
TPG RE Finance Trust, Inc.	3,418	44,673
Two Harbors Investment Corp.	16,642	106,842

		3,991,051

Multi-line Retail — 0.5%
Big Lots, Inc.	1,787	79,075
Dillard’s, Inc., Class A(b)	348	80,437
Dollar General Corp.	13,347	2,956,627
Dollar Tree, Inc.(a)	13,079	1,409,393
Franchise Group, Inc.	1,453	53,470
Kohl’s Corp.	8,658	420,173
Macy’s, Inc.	10,824	286,511
Nordstrom, Inc.(a)	6,401	183,901
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,663	247,838
Target Corp.	27,990	7,266,764

		12,984,189

Multi-Utilities — 0.6%
Ameren Corp.	14,390	1,212,933
Avista Corp.	2,622	104,382
Black Hills Corp.	3,561	236,379
CenterPoint Energy, Inc.	33,498	872,288
CMS Energy Corp.	16,340	986,119
Consolidated Edison, Inc.	20,099	1,515,465
Dominion Energy, Inc.	45,423	3,448,968
DTE Energy Co.	10,925	1,238,349

19

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
MDU Resources Group, Inc.	11,098	$341,041
NiSource, Inc.	21,918	540,717
NorthWestern Corp.	3,345	190,197
Public Service Enterprise Group, Inc.	28,521	1,819,640
Sempra Energy	17,998	2,297,085
Unitil Corp.	767	32,022
WEC Energy Group, Inc.	17,823	1,605,139

		16,440,724

Oil, Gas & Consumable Fuels — 2.5%
Aemetis, Inc.(a)	1,655	32,935
Alto Ingredients, Inc.(a)	3,664	19,492
Altus Midstream Co., Class A	357	22,070
Antero Midstream Corp.	19,417	206,597
Antero Resources Corp.(a)	15,879	315,516
APA Corp.	20,936	548,733
Arch Resources, Inc.(a)	980	89,258
Berry Corp.	2,607	25,053
Brigham Minerals, Inc., Class A	2,322	53,824
California Resources Corp.(a)	4,818	222,254
Callon Petroleum Co.(a)	2,471	127,825
Centennial Resource Development, Inc., Class A(a)	9,150	65,880
Cheniere Energy, Inc.(a)	13,074	1,351,852
Chesapeake Energy Corp.	5,474	348,913
Chevron Corp.	108,627	12,436,705
Civitas Resources, Inc.	2,092	117,445
Clean Energy Fuels Corp.(a)	7,091	65,379
CNX Resources Corp.(a)	12,210	178,388
Comstock Resources, Inc.(a)	4,466	44,079
ConocoPhillips	75,133	5,596,657
CONSOL Energy, Inc.(a)	2,144	58,981
Contango Oil & Gas Co.(a)(b)	9,373	38,711
Continental Resources, Inc.	3,738	182,452
Coterra Energy, Inc.	44,165	941,598
CVR Energy, Inc.	2,507	48,059
Delek US Holdings, Inc.(a)	3,571	69,456
Denbury, Inc.(a)	2,901	245,599
Devon Energy Corp.	38,034	1,524,403
DHT Holdings, Inc.	8,078	52,588
Diamondback Energy, Inc.	10,491	1,124,530
Dorian LPG Ltd.	1,250	15,150
DTE Midstream LLC(a)	5,452	261,478
Earthstone Energy, Inc., Class A(a)	1,997	20,270
Energy Fuels, Inc.(a)(b)	8,340	65,386
EOG Resources, Inc.	32,249	2,981,743
EQT Corp.(a)	17,148	341,417
Equitrans Midstream Corp.	21,144	217,995
Extraction Oil & Gas, Inc.(a)	801	53,371
Exxon Mobil Corp.	238,002	15,343,989
Falcon Minerals Corp.	1,711	10,061
Frontline Ltd.	7,646	67,361
Gevo, Inc.(a)(b)	9,834	71,100
Golar LNG Ltd.(a)	5,492	71,561
Green Plains, Inc.(a)	1,196	45,388
Hess Corp.	15,730	1,298,826
HollyFrontier Corp.	8,765	296,257
International Seaways, Inc.	1,728	30,326
Kinder Morgan, Inc.	108,803	1,822,450
Kosmos Energy Ltd.(a)	22,400	80,640
Laredo Petroleum, Inc.(a)	644	48,558
Magnolia Oil & Gas Corp., Class A	7,273	151,860
Marathon Oil Corp.	43,562	710,932

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	35,717	$2,354,822
Matador Resources Co.(b)	6,544	273,866
Murphy Oil Corp.	7,792	216,851
New Fortress Energy, Inc.	1,317	39,510
Nordic American Tankers Ltd.	4,938	11,604
Northern Oil and Gas, Inc.	2,450	56,742
Oasis Petroleum, Inc.	1,009	121,685
Occidental Petroleum Corp.	47,636	1,597,235
ONEOK, Inc.	24,971	1,588,655
Ovintiv, Inc.	14,410	540,663
Par Pacific Holdings, Inc.(a)	2,754	42,577
PBF Energy, Inc., Class A(a)	6,579	96,119
PDC Energy, Inc.	5,642	295,133
Peabody Energy Corp.(a)	4,700	55,883
Phillips 66	24,631	1,841,906
Pioneer Natural Resources Co.	12,157	2,273,116
Range Resources Corp.(a)	13,615	317,502
Ranger Oil Corp., Class A(a)	1,207	39,879
Renewable Energy Group, Inc.(a)	2,712	173,568
REX American Resources Corp.(a)	221	19,437
Riley Exploration Permian, Inc.	425	11,275
Scorpio Tankers, Inc.	2,267	36,317
SFL Corp. Ltd.	6,904	54,611
SM Energy Co.	6,881	236,156
Southwestern Energy Co.(a)(b)	38,858	189,627
Talos Energy, Inc.(a)	1,941	25,175
Targa Resources Corp.	13,776	753,134
Teekay Corp.(a)	5,713	20,224
Teekay Tankers Ltd., Class A(a)	1,541	21,389
Tellurian, Inc.(a)	23,796	93,280
Texas Pacific Land Corp.	333	424,132
Uranium Energy Corp.(a)	13,627	50,692
Ur-Energy, Inc.(a)	13,853	24,104
Valero Energy Corp.	22,954	1,775,033
Vine Energy, Inc., Class A(a)	1,507	25,724
W&T Offshore, Inc.(a)(b)	2,856	11,738
Whiting Petroleum Corp.(a)(b)	2,453	159,764
Williams Cos., Inc.	68,226	1,916,468
World Fuel Services Corp.	4,001	122,151

		68,069,098

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	57,349
Domtar Corp.(a)	3,020	164,862
Glatfelter Corp.	2,862	47,023
Louisiana-Pacific Corp.	5,566	328,004
Neenah, Inc.	977	49,377
Schweitzer-Mauduit International, Inc.	1,765	61,493
Sylvamo Corp.(a)	1,984	55,869
Verso Corp., Class A	1,086	23,979

		787,956

Personal Products — 0.2%
Beauty Health Co.(a)	6,313	173,418
BellRing Brands, Inc., Class A(a)	2,292	61,471
Coty, Inc., Class A(a)	19,175	162,604
Edgewell Personal Care Co.	2,898	101,401
elf Beauty, Inc.(a)	3,293	106,397
Estee Lauder Cos., Inc., Class A	12,882	4,178,019
Herbalife Nutrition Ltd.(a)(b)	5,932	275,245
Honest Co., Inc.(a)(b)	1,489	13,624
Inter Parfums, Inc.	944	87,207
Medifast, Inc.	711	139,548

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nature’s Sunshine Products, Inc.	255	$4,026
Nu Skin Enterprises, Inc., Class A	2,597	104,270
Revlon, Inc., Class A(a)	260	2,694
USANA Health Sciences, Inc.(a)	667	64,739
Veru, Inc.(a)	4,777	39,028

		5,513,691

Pharmaceuticals — 3.1%
9 Meters Biopharma, Inc.(a)	16,062	20,399
Aclaris Therapeutics, Inc.(a)	2,185	37,910
Aerie Pharmaceuticals, Inc.(a)	1,684	17,901
Amneal Pharmaceuticals, Inc.(a)	5,098	27,988
Amphastar Pharmaceuticals, Inc.(a)	2,313	43,207
Ampio Pharmaceuticals, Inc.(a)(b)	12,047	18,793
ANI Pharmaceuticals, Inc.(a)	794	29,680
Antares Pharma, Inc.(a)	10,058	37,617
Arvinas, Inc.(a)	2,504	216,796
Atea Pharmaceuticals, Inc.(a)	3,928	45,722
Athira Pharma, Inc.(a)(b)	2,144	28,022
Axsome Therapeutics, Inc.(a)(b)	1,553	59,790
BioDelivery Sciences International, Inc.(a)	3,852	15,716
Bristol-Myers Squibb Co.	126,134	7,366,226
Cara Therapeutics, Inc.(a)	3,166	53,284
Cassava Sciences, Inc.(a)(b)	1,925	83,025
Catalent, Inc.(a)	9,174	1,264,728
Citius Pharmaceuticals, Inc.(a)(b)	5,805	10,855
Collegium Pharmaceutical, Inc.(a)	1,582	31,055
Corcept Therapeutics, Inc.(a)	5,104	91,872
CorMedix, Inc.(a)	1,458	7,086
Cymabay Therapeutics, Inc.(a)	3,406	13,283
Durect Corp.(a)	7,508	9,610
Edgewise Therapeutics, Inc.(a)	844	13,926
Elanco Animal Health, Inc.(a)	25,242	829,957
Eli Lilly & Co.	47,684	12,147,976
Endo International PLC(a)	9,338	39,686
Esperion Therapeutics, Inc.(a)(b)	1,000	8,940
Evolus, Inc.(a)	1,907	14,913
EyePoint Pharmaceuticals, Inc.(a)	2,397	27,494
Fulcrum Therapeutics, Inc.(a)	1,593	35,269
Harmony Biosciences Holdings, Inc.(a)	1,152	47,773
Innoviva, Inc.(a)	2,582	45,056
Intra-Cellular Therapies, Inc.(a)	4,316	185,890
Jazz Pharmaceuticals PLC(a)	3,745	498,235
Johnson & Johnson	148,287	24,152,987
Kala Pharmaceuticals, Inc.(a)(b)	1,156	2,011
KemPharm, Inc.(a)	1,573	14,944
Marinus Pharmaceuticals, Inc.(a)	1,328	15,272
Merck & Co., Inc.	142,590	12,555,049
Mind Medicine MindMed, Inc.(a)(b)	16,253	40,958
Nektar Therapeutics(a)(b)	10,497	159,135
NGM Biopharmaceuticals, Inc.(a)	1,461	26,985
Nuvation Bio, Inc.(a)(b)	4,912	45,043
Ocular Therapeutix, Inc.(a)	2,768	18,380
Omeros Corp.(a)(b)	3,663	22,967
Oramed Pharmaceuticals, Inc.(a)	1,454	34,038
Organon & Co.	14,240	523,320
Pacira BioSciences, Inc.(a)	2,251	117,682
Paratek Pharmaceuticals, Inc.(a)	915	4,593
Perrigo Co. PLC	7,428	335,374
Pfizer, Inc.	314,132	13,740,134
Phathom Pharmaceuticals, Inc.(a)	1,212	28,518
Phibro Animal Health Corp., Class A	619	13,581

Security	Shares	Value

Pharmaceuticals (continued)
Pliant Therapeutics, Inc.(a)	1,639	$26,109
Prestige Consumer Healthcare, Inc.(a)	2,675	160,473
Provention Bio, Inc.(a)(b)	1,609	10,072
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,618	155,344
Relmada Therapeutics, Inc.(a)	534	12,533
Revance Therapeutics, Inc.(a)	3,641	50,064
Royalty Pharma PLC, Class A	17,957	709,840
SIGA Technologies, Inc.(a)(b)	3,614	26,057
Supernus Pharmaceuticals, Inc.(a)	2,277	67,968
Tarsus Pharmaceuticals, Inc.(a)	888	24,651
Terns Pharmaceuticals, Inc.(a)	2,419	22,980
TherapeuticsMD, Inc.(a)	7,503	5,462
Theravance Biopharma, Inc.(a)	3,062	23,792
Verrica Pharmaceuticals, Inc.(a)	732	9,216
Viatris, Inc.	68,282	911,565
WaVe Life Sciences Ltd.(a)	1,000	4,590
Zoetis, Inc.	26,766	5,786,809
Zogenix, Inc.(a)	2,357	36,133

		83,320,309

Professional Services — 0.7%
Acacia Research Corp.(a)	3,628	20,788
ASGN, Inc.(a)	2,891	345,937
Barrett Business Services, Inc.	250	20,500
Booz Allen Hamilton Holding Corp.	7,697	668,561
CACI International, Inc., Class A(a)	1,284	369,330
CBIZ, Inc.(a)	3,197	117,362
Clarivate PLC(a)	25,408	595,818
CoStar Group, Inc.(a)	21,995	1,892,670
CRA International, Inc.	456	50,078
Dun & Bradstreet Holdings, Inc.(a)	9,419	177,454
Equifax, Inc.	6,850	1,900,395
Exponent, Inc.	2,889	331,657
First Advantage Corp.(a)	1,607	30,051
Forrester Research, Inc.(a)	474	25,240
Franklin Covey Co.(a)	875	36,969
FTI Consulting, Inc.(a)	1,887	271,577
Heidrick & Struggles International, Inc.	1,059	49,646
Huron Consulting Group, Inc.(a)	1,374	68,920
ICF International, Inc.	940	94,461
IHS Markit Ltd.	21,058	2,752,702
Insperity, Inc.	2,089	261,125
Jacobs Engineering Group, Inc.	7,248	1,017,764
KBR, Inc.	7,864	333,748
Kelly Services, Inc., Class A	1,865	33,626
Kforce, Inc.	1,056	68,387
Korn Ferry	3,029	233,869
Legalzoom.com, Inc.(a)(b)	885	24,815
Leidos Holdings, Inc.	7,995	799,340
ManpowerGroup, Inc.	2,992	289,177
ManTech International Corp., Class A	1,416	122,088
Mistras Group, Inc.(a)	3,007	29,529
Nielsen Holdings PLC	19,997	404,939
Resources Connection, Inc.	2,633	45,841
Robert Half International, Inc.	6,040	682,943
Science Applications International Corp.	3,354	301,122
TransUnion	10,856	1,251,588
TriNet Group, Inc.(a)	2,363	239,254
TrueBlue, Inc.(a)	2,384	66,394
Upwork, Inc.(a)	6,329	298,222

21

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics, Inc.	8,950	$1,881,916
Willdan Group, Inc.(a)(b)	300	10,029

		18,215,832

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	18,833	1,960,139
Cushman & Wakefield PLC(a)	7,387	135,847
eXp World Holdings, Inc.(b)	3,634	187,514
Fathom Holdings, Inc.(a)	885	22,382
Forestar Group, Inc.(a)	1,192	23,327
FRP Holdings, Inc.(a)	186	10,639
Howard Hughes Corp.(a)	2,164	188,549
Jones Lang LaSalle, Inc.(a)	2,802	723,560
Kennedy-Wilson Holdings, Inc.	6,954	155,561
Marcus & Millichap, Inc.(a)	1,555	73,241
Newmark Group, Inc., Class A	8,235	122,537
Opendoor Technologies Inc.(a)	25,395	602,115
Rafael Holdings, Inc., Class B(a)	432	3,266
RE/MAX Holdings, Inc., Class A	632	20,104
Realogy Holdings Corp.(a)	6,333	109,688
Redfin Corp.(a)	5,744	294,897
RMR Group, Inc., Class A	541	18,821
St. Joe Co.	2,076	97,614
Tejon Ranch Co.(a)	507	9,233
Zillow Group, Inc., Class A(a)(b)	3,560	376,363
Zillow Group, Inc., Class C(a)(b)	9,338	967,697

		6,103,094

Road & Rail — 1.1%
AMERCO	486	358,177
ArcBest Corp.	1,290	115,906
Avis Budget Group, Inc.(a)(b)	2,860	495,667
Covenant Logistics Group, Inc.(a)	245	6,958
CSX Corp.	127,638	4,616,666
Daseke, Inc.(a)(b)	4,015	37,942
Heartland Express, Inc.	3,436	56,110
HyreCar, Inc.(a)	1,009	6,851
JB Hunt Transport Services, Inc.	4,635	913,976
Kansas City Southern	5,070	1,572,967
Knight-Swift Transportation Holdings, Inc.	8,791	498,362
Landstar System, Inc.	2,269	398,913
Lyft, Inc., Class A(a)	16,142	740,434
Marten Transport Ltd.	2,723	45,283
Norfolk Southern Corp.	13,705	4,016,250
Old Dominion Freight Line, Inc.	5,759	1,965,835
Ryder System, Inc.	2,730	231,913
Saia, Inc.(a)	1,447	452,390
Schneider National, Inc., Class B	3,106	77,464
TuSimple Holdings, Inc., Class A(a)	1,785	69,829
Uber Technologies, Inc.(a)	90,836	3,980,434
Union Pacific Corp.	36,745	8,870,243
Universal Logistics Holdings, Inc.	345	7,273
US Xpress Enterprises, Inc., Class A(a)(b)	1,385	10,484
Werner Enterprises, Inc.	3,145	142,531
XPO Logistics, Inc.(a)	5,381	461,690
Yellow Corp.(a)(b)	3,485	30,494

		30,181,042

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	68,069	8,183,936
Allegro MicroSystems, Inc.(a)	2,315	77,228
Alpha & Omega Semiconductor Ltd.(a)	1,152	39,917
Ambarella, Inc.(a)	1,920	356,794

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc.	5,568	$122,051
Analog Devices, Inc.	30,207	5,240,612
Applied Materials, Inc.	51,492	7,036,382
Atomera, Inc.(a)	815	17,612
Axcelis Technologies, Inc.(a)	2,013	110,574
AXT, Inc.(a)	1,214	9,918
Broadcom, Inc.	22,451	11,936,523
Brooks Automation, Inc.	4,283	498,755
CEVA, Inc.(a)	1,470	67,047
Cirrus Logic, Inc.(a)	3,254	262,956
CMC Materials, Inc.	1,471	188,832
Cohu, Inc.(a)	2,510	80,420
Diodes, Inc.(a)	2,216	212,935
DSP Group, Inc.(a)	1,034	22,717
Enphase Energy, Inc.(a)	7,420	1,718,695
Entegris, Inc.	7,544	1,062,044
First Solar, Inc.(a)	5,854	700,080
FormFactor, Inc.(a)	4,220	167,872
Ichor Holdings Ltd.(a)	1,435	62,738
Impinj, Inc.(a)(b)	1,213	84,570
Intel Corp.	227,388	11,142,012
KLA Corp.	8,619	3,212,818
Kopin Corp.(a)	3,915	20,515
Kulicke & Soffa Industries, Inc.	3,414	194,598
Lam Research Corp.	8,013	4,515,886
Lattice Semiconductor Corp.(a)	7,380	512,467
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	2,653	185,233
Marvell Technology, Inc.	46,064	3,155,384
MaxLinear, Inc.(a)	3,684	232,092
Meta Materials, Inc.(a)(b)	22,512	105,806
Microchip Technology, Inc.	30,356	2,249,076
Micron Technology, Inc.	63,077	4,358,621
MKS Instruments, Inc.	3,036	455,552
Monolithic Power Systems, Inc.	2,499	1,313,125
NeoPhotonics Corp.(a)	1,665	16,850
NVE Corp.	172	11,691
NVIDIA Corp.	134,563	34,403,722
NXP Semiconductors NV	14,935	2,999,844
ON Semiconductor Corp.(a)	23,904	1,149,065
Onto Innovation, Inc.(a)	2,592	205,312
PDF Solutions, Inc.(a)	1,754	41,272
Photronics, Inc.(a)	2,227	28,929
Power Integrations, Inc.	3,371	347,921
Qorvo, Inc.(a)	6,197	1,042,521
Qualcomm, Inc.	63,472	8,444,315
Rambus, Inc.(a)	5,861	136,386
Semtech Corp.(a)	3,724	316,652
Silicon Laboratories, Inc.(a)	2,497	471,334
SiTime Corp.(a)	763	202,111
SkyWater Technology, Inc.(a)(b)	811	27,769
Skyworks Solutions, Inc.	9,203	1,538,097
SMART Global Holdings, Inc.(a)(b)	853	45,601
SunPower Corp.(a)	5,273	177,489
Synaptics, Inc.(a)	1,923	374,158
Teradyne, Inc.	9,319	1,288,259
Texas Instruments, Inc.	51,855	9,721,775
Ultra Clean Holdings, Inc.(a)	2,740	135,822
Universal Display Corp.	2,347	429,970
Veeco Instruments, Inc.(a)	2,766	67,186

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.(a)(b)	6,368	$764,861
Xilinx, Inc.	13,871	2,496,780

		136,800,085

Software — 10.4%
8x8, Inc.(a)	6,460	146,384
A10 Networks, Inc.(a)	3,291	61,509
ACI Worldwide, Inc.(a)	6,070	186,228
Adobe, Inc.(a)	26,828	17,447,858
Agilysys, Inc.(a)	963	45,954
Alarm.com Holdings, Inc.(a)	2,494	210,144
Alkami Technology, Inc.(a)	616	18,480
Altair Engineering, Inc., Class A(a)(b)	2,546	198,053
Alteryx, Inc., Class A(a)	3,321	243,064
American Software, Inc., Class A	1,641	47,474
Anaplan, Inc.(a)	7,741	504,791
ANSYS, Inc.(a)	4,883	1,853,489
Appfolio, Inc., Class A(a)	933	122,867
Appian Corp.(a)(b)	2,229	221,585
Asana, Inc., Class A(a)	4,034	547,817
Aspen Technology, Inc.(a)	3,735	585,237
Atlassian Corp. PLC, Class A(a)	7,657	3,507,901
Autodesk, Inc.(a)	12,376	3,930,741
Avalara, Inc.(a)	4,651	835,506
Avaya Holdings Corp.(a)	5,377	100,120
Benefitfocus, Inc.(a)	1,165	12,768
Bentley Systems, Inc., Class B(b)	7,812	462,080
Bill.Com Holdings, Inc.(a)	4,439	1,306,442
Black Knight, Inc.(a)	8,366	586,540
Blackbaud, Inc.(a)	2,852	202,521
Blackline, Inc.(a)	2,925	371,095
Bottomline Technologies DE, Inc.(a)	2,836	131,307
Box, Inc., Class A(a)	8,504	219,658
BTRS Holdings, Inc.(a)	2,403	20,642
C3.AI, Inc., Class A(a)(b)	1,823	82,254
Cadence Design Systems, Inc.(a)	15,406	2,666,933
CDK Global, Inc.	6,738	293,238
Cerence, Inc.(a)	2,169	228,027
Ceridian HCM Holding, Inc.(a)	7,322	917,080
ChannelAdvisor Corp.(a)	1,810	46,173
Citrix Systems, Inc.	7,028	665,762
Cleanspark, Inc.(a)	1,688	34,199
CommVault Systems, Inc.(a)	2,246	138,129
Consensus Cloud Solutions, Inc.(a)	808	51,171
Coupa Software, Inc.(a)	4,127	939,718
Crowdstrike Holdings, Inc., Class A(a)	11,098	3,127,416
CS Disco, Inc.(a)	641	36,761
Datadog, Inc., Class A(a)	12,958	2,164,634
Datto Holding Corp.(a)(b)	1,098	26,242
Digimarc Corp.(a)(b)	495	25,012
Digital Turbine, Inc.(a)	5,288	455,085
DocuSign, Inc.(a)	10,722	2,983,825
Dolby Laboratories, Inc., Class A	3,556	314,173
Domo, Inc., Class B(a)(b)	1,416	125,104
DoubleVerify Holdings, Inc.(a)(b)	760	30,043
Dropbox, Inc., Class A(a)	16,773	511,409
Duck Creek Technologies, Inc.(a)	3,777	118,976
Dynatrace, Inc.(a)	11,479	860,925
E2open Parent Holdings, Inc.(a)	12,000	150,000
Ebix, Inc.	1,492	48,953
eGain Corp.(a)	724	7,472
Elastic NV(a)	3,761	652,571

Security	Shares	Value

Software (continued)
Envestnet, Inc.(a)	3,272	$273,212
Everbridge, Inc.(a)(b)	2,056	327,541
EverCommerce, Inc.(a)	1,361	28,145
Fair Isaac Corp.(a)	1,532	610,042
Five9, Inc.(a)	3,666	579,265
Fortinet, Inc.(a)	7,528	2,531,968
GTY Technology Holdings, Inc.(a)(b)	2,386	18,134
Guidewire Software, Inc.(a)	4,631	582,256
HubSpot, Inc.(a)	2,460	1,993,166
Instructure Holdings, Inc.(a)	1,199	30,239
Intelligent Systems Corp.(a)	318	13,461
InterDigital, Inc.	1,610	107,790
Intuit, Inc.	14,356	8,986,712
Jamf Holding Corp.(a)(b)	2,776	132,276
JFrog Ltd.(a)(b)	2,583	84,438
LivePerson, Inc.(a)	3,328	171,425
Mandiant, Inc.(a)(b)	12,939	225,656
Manhattan Associates, Inc.(a)	3,633	659,535
Marathon Digital Holdings, Inc.(a)	4,804	250,961
McAfee Corp., Class A	3,701	79,090
MeridianLink, Inc.(a)	1,066	25,744
Microsoft Corp.	423,762	140,527,954
MicroStrategy, Inc., Class A(a)	436	311,766
Mimecast Ltd.(a)	3,475	262,154
Mitek Systems, Inc.(a)	2,481	46,717
Model N, Inc.(a)(b)	2,003	64,917
Momentive Global, Inc.(a)	6,429	147,353
N-Able, Inc.(a)(b)	1,754	23,328
nCino, Inc.(a)(b)	4,035	293,183
NCR Corp.(a)	7,189	284,253
New Relic, Inc.(a)	2,815	228,465
NortonLifeLock, Inc.	31,050	790,222
Nuance Communications, Inc.(a)	16,138	888,397
Nutanix, Inc., Class A(a)	10,603	363,789
ON24, Inc.(a)	1,991	38,088
OneSpan, Inc.(a)	1,431	29,221
Oracle Corp.	94,700	9,085,518
PagerDuty, Inc.(a)	4,185	174,724
Palantir Technologies, Inc., Class A(a)	91,311	2,363,129
Palo Alto Networks, Inc.(a)	5,364	2,730,759
Paycom Software, Inc.(a)	2,847	1,559,729
Paycor HCM, Inc.(a)(b)	861	27,931
Paylocity Holding Corp.(a)	2,056	627,368
Pegasystems, Inc.	2,249	267,001
Ping Identity Holding Corp.(a)	2,527	71,590
Procore Technologies, Inc.(a)	1,344	122,909
Progress Software Corp.	2,301	118,294
PROS Holdings, Inc.(a)	2,060	61,800
PTC, Inc.(a)	6,010	765,374
Q2 Holdings, Inc.(a)	3,026	237,420
QAD, Inc., Class A	600	52,584
Qualys, Inc.(a)	1,958	243,732
Rapid7, Inc.(a)(b)	2,983	384,061
Rekor Systems, Inc.(a)(b)	2,062	28,043
Rimini Street, Inc.(a)	3,501	36,445
RingCentral, Inc., Class A(a)	4,414	1,076,045
Riot Blockchain, Inc.(a)	4,243	115,494
SailPoint Technologies Holding, Inc.(a)(b)	5,099	244,650
salesforce.com, Inc.(a)	51,970	15,574,889
Sapiens International Corp. NV	2,240	78,243
SecureWorks Corp., Class A(a)	607	11,181
ServiceNow, Inc.(a)	11,072	7,725,599

23

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ShotSpotter, Inc.(a)	707	$27,509
Smartsheet, Inc., Class A(a)	6,619	456,777
Smith Micro Software, Inc.(a)	5,294	30,176
Splunk, Inc.(a)(b)	9,230	1,521,289
Sprout Social, Inc., Class A(a)	2,404	306,943
SPS Commerce, Inc.(a)	1,996	304,849
SS&C Technologies Holdings, Inc.	12,329	979,786
Sumo Logic, Inc.(a)(b)	4,469	77,180
Synopsys, Inc.(a)	8,508	2,834,695
Telos Corp.(a)(b)	4,008	103,847
Tenable Holdings, Inc.(a)	5,180	275,835
Teradata Corp.(a)	5,990	338,794
Trade Desk, Inc., Class A(a)	24,076	1,803,533
Tyler Technologies, Inc.(a)	2,261	1,228,220
Unity Software, Inc.(a)	8,367	1,266,011
Upland Software, Inc.(a)	1,510	50,389
Varonis Systems, Inc.(a)	5,659	366,364
Verint Systems, Inc.(a)(b)	3,361	156,623
Veritone, Inc.(a)	1,045	31,256
Viant Technology, Inc., Class A(a)	883	10,375
VirnetX Holding Corp.(a)	2,642	10,172
VMware, Inc., Class A(a)	4,489	680,981
Vonage Holdings Corp.(a)	13,838	223,069
Workday, Inc., Class A(a)	10,562	3,062,769
Workiva, Inc.(a)(b)	2,286	341,871
Xperi Holding Corp.	5,535	99,187
Yext, Inc.(a)	5,854	73,702
Zendesk, Inc.(a)	6,711	683,180
Zix Corp.(a)	2,268	19,210
Zoom Video Communications, Inc., Class A(a)	12,002	3,296,349
Zscaler, Inc.(a)	4,345	1,385,447
Zuora, Inc., Class A(a)	5,649	123,487

		279,794,790

Specialty Retail — 2.3%
Aaron’s Co., Inc.	1,983	46,382
Abercrombie & Fitch Co., Class A(a)	3,245	128,307
Academy Sports & Outdoors, Inc.(a)	4,216	180,360
Advance Auto Parts, Inc.	3,629	818,412
American Eagle Outfitters, Inc.	8,725	207,131
America’s Car-Mart, Inc.(a)	281	33,577
Arko Corp.(a)(b)	11,800	113,162
Asbury Automotive Group, Inc.(a)(b)	1,105	216,260
AutoNation, Inc.(a)	2,617	316,971
AutoZone, Inc.(a)	1,200	2,141,808
Barnes & Noble Education, Inc.(a)	2,311	23,988
Bath & Body Works, Inc.	13,505	933,060
Bed Bath & Beyond, Inc.(a)	6,401	89,870
Best Buy Co., Inc.	14,133	1,727,618
Big 5 Sporting Goods Corp.(b)	1,094	26,453
Boot Barn Holdings, Inc.(a)	1,797	187,769
Buckle, Inc.	1,687	70,213
Burlington Stores, Inc.(a)	3,757	1,038,022
Caleres, Inc.	2,081	47,988
Camping World Holdings, Inc., Class A	2,185	81,391
CarLotz, Inc.(a)	3,902	14,047
CarMax, Inc.(a)	9,177	1,256,515
Carvana Co.(a)	4,285	1,299,126
Cato Corp., Class A	2,025	35,701
Chico’s FAS, Inc.(a)	7,580	41,387
Children’s Place, Inc.(a)	869	72,031
Citi Trends, Inc.(a)	548	42,393
Conn’s, Inc.(a)	641	14,275

Security	Shares	Value

Specialty Retail (continued)
Container Store Group, Inc.(a)	1,057	$11,690
Designer Brands, Inc., Class A(a)	3,326	45,001
Dick’s Sporting Goods, Inc.	3,454	429,021
Five Below, Inc.(a)	3,043	600,384
Floor & Decor Holdings, Inc., Class A(a)	5,601	761,288
Foot Locker, Inc.	5,084	242,354
GameStop Corp., Class A(a)(b)	3,549	651,277
Gap, Inc.	11,272	255,762
Genesco, Inc.(a)	1,043	63,195
Group 1 Automotive, Inc.	957	172,069
GrowGeneration Corp.(a)(b)	2,856	60,204
Guess?, Inc.	1,837	38,044
Haverty Furniture Cos., Inc.	1,048	30,078
Hibbett, Inc.	1,069	82,783
Home Depot, Inc.	59,832	22,241,948
JOANN, Inc.	2,118	21,646
Kirkland’s, Inc.(a)(b)	980	22,030
Leslie’s, Inc.(a)(b)	7,693	159,091
Lithia Motors, Inc.	1,673	534,055
Lowe’s Cos., Inc.	39,834	9,313,986
Lumber Liquidators Holdings, Inc.(a)	1,004	18,152
MarineMax, Inc.(a)	887	45,938
Monro, Inc.	1,675	103,448
Murphy USA, Inc.	1,316	214,442
National Vision Holdings, Inc.(a)	4,693	289,277
ODP Corp.(a)	2,695	116,693
OneWater Marine, Inc., Class A	684	30,329
O’Reilly Automotive, Inc.(a)	3,852	2,397,177
Party City Holdco, Inc.(a)	5,630	40,930
Penske Automotive Group, Inc.	1,892	200,647
Petco Health & Wellness Co., Inc.(a)(b)	3,824	94,568
Rent-A-Center, Inc.	3,760	200,258
RH(a)	985	649,736
Ross Stores, Inc.	19,895	2,252,114
Sally Beauty Holdings, Inc.(a)	7,155	109,185
Shift Technologies, Inc.(a)(b)	3,114	21,269
Shoe Carnival, Inc.	744	25,199
Signet Jewelers Ltd.	2,955	263,527
Sleep Number Corp.(a)	1,237	109,277
Sonic Automotive, Inc., Class A	1,309	64,704
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	33,312
Tilly’s, Inc., Class A	598	8,300
TJX Cos., Inc.	68,116	4,460,917
Tractor Supply Co.	6,437	1,397,923
TravelCenters of America, Inc.(a)	768	41,403
Ulta Beauty, Inc.(a)	2,966	1,089,590
Urban Outfitters, Inc.(a)	3,600	114,948
Victoria’s Secret & Co.(a)	4,088	206,321
Vroom, Inc.(a)(b)	6,816	130,390
Williams-Sonoma, Inc.	4,113	763,907
Winmark Corp.	223	51,919
Zumiez, Inc.(a)(b)	980	39,886

		62,525,809

Technology Hardware, Storage & Peripherals — 5.2%
3D Systems Corp.(a)(b)	7,065	198,950
Apple, Inc.	883,156	132,296,769
Avid Technology, Inc.(a)	1,825	52,268
Corsair Gaming, Inc.(a)(b)	1,838	44,939
Dell Technologies, Inc., Class C(a)	15,286	1,681,307
Diebold Nixdorf, Inc.(a)	2,781	25,029
Eastman Kodak Co.(a)	1,722	11,692
Hewlett Packard Enterprise Co.	73,741	1,080,306

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	68,020	$2,063,047
NetApp, Inc.	12,616	1,126,609
Pure Storage, Inc., Class A(a)	14,709	395,084
Quantum Corp.(a)	2,963	16,919
Super Micro Computer, Inc.(a)	1,968	69,647
Turtle Beach Corp.(a)(b)	776	22,318
Western Digital Corp.(a)	16,887	883,021
Xerox Holdings Corp.	8,090	144,002

		140,111,907

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	8,143	433,533
Carter’s, Inc.	2,472	243,541
Columbia Sportswear Co.	2,136	221,802
Crocs, Inc.(a)	3,526	569,273
Deckers Outdoor Corp.(a)	1,543	609,963
Fossil Group, Inc.(a)(b)	3,093	36,559
G-III Apparel Group Ltd.(a)	2,509	71,908
Hanesbrands, Inc.	19,037	324,390
Kontoor Brands, Inc.	3,157	167,321
Lululemon Athletica, Inc.(a)	6,419	2,991,318
Movado Group, Inc.	1,241	41,325
NIKE, Inc., Class B	69,713	11,662,288
Oxford Industries, Inc.	853	79,090
PLBY Group, Inc.(a)	1,732	48,635
PVH Corp.(a)	3,945	431,307
Ralph Lauren Corp.	2,653	337,382
Rocky Brands, Inc.	309	16,856
Skechers USA, Inc., Class A(a)	7,375	340,799
Steven Madden Ltd.	4,857	219,051
Superior Group of Cos., Inc.	916	23,807
Tapestry, Inc.	15,415	600,877
Under Armour, Inc., Class A(a)	11,440	251,222
Under Armour, Inc., Class C(a)	9,628	181,777
Unifi, Inc.(a)	322	7,734
Vera Bradley, Inc.(a)	696	6,828
VF Corp.	18,404	1,341,284
Wolverine World Wide, Inc.	4,311	142,996

		21,402,866

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	2,871	152,163
Blue Foundry Bancorp(a)	1,829	25,734
Bridgewater Bancshares, Inc.(a)	1,355	24,512
Capitol Federal Financial, Inc.	5,759	69,857
Columbia Financial, Inc.(a)	2,444	45,507
Essent Group Ltd.	6,252	300,096
Federal Agricultural Mortgage Corp., Class C	456	57,497
Flagstar Bancorp, Inc.	2,381	112,359
Hingham Institution for Savings	79	28,538
Home Bancorp, Inc.	190	7,933
Kearny Financial Corp.	3,052	40,958
Merchants Bancorp	405	17,994
Meridian Bancorp, Inc.	3,579	83,033
MGIC Investment Corp.	19,546	315,863
Mr Cooper Group, Inc.(a)	3,773	165,408
New York Community Bancorp, Inc.	24,685	306,835
NMI Holdings, Inc., Class A(a)	4,380	106,346
Northfield Bancorp, Inc.	1,190	20,884
Northwest Bancshares, Inc.	4,246	58,595
Ocwen Financial Corp.(a)	722	22,678
PCSB Financial Corp.	450	8,600
PennyMac Financial Services, Inc.	1,842	114,315

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Premier Financial Corp.	1,940	$61,847
Provident Bancorp, Inc.	875	15,767
Provident Financial Services, Inc.	3,731	92,380
Radian Group, Inc.	11,088	264,671
Rocket Cos., Inc., Class A	8,388	138,234
Southern Missouri Bancorp, Inc.	347	18,877
TFS Financial Corp.	3,225	62,758
TrustCo Bank Corp.	719	24,130
UWM Holdings Corp.	6,038	41,058
Walker & Dunlop, Inc.	1,704	221,639
Washington Federal, Inc.	4,414	156,079
Waterstone Financial, Inc.	3,037	62,775
WSFS Financial Corp.	2,055	106,470

		3,352,390

Tobacco — 0.5%
22nd Century Group, Inc.(a)	7,514	20,588
Altria Group, Inc.	104,204	4,596,438
Philip Morris International, Inc.	87,657	8,287,093
Turning Point Brands, Inc.	705	26,910
Universal Corp.	1,325	62,275
Vector Group Ltd.	7,931	105,165

		13,098,469

Trading Companies & Distributors — 0.3%
Air Lease Corp.	6,106	244,545
Alta Equipment Group, Inc.(a)	1,686	24,329
Applied Industrial Technologies, Inc.	1,995	194,473
Beacon Roofing Supply, Inc.(a)	2,873	151,896
BlueLinx Holdings, Inc.(a)	482	22,958
Boise Cascade Co.	2,388	135,209
CAI International, Inc.	968	54,140
Core & Main, Inc., Class A(a)	1,912	52,312
Custom Truck One Source, Inc.(a)(b)	2,724	24,652
DXP Enterprises, Inc.(a)	556	18,326
EVI Industries, Inc.(a)(b)	262	8,253
Fastenal Co.	31,987	1,825,818
GATX Corp.	1,891	179,361
Global Industrial Co.	1,009	40,945
GMS, Inc.(a)	2,440	120,853
H&E Equipment Services, Inc.	1,772	79,882
Herc Holdings, Inc.	1,299	236,470
Lawson Products, Inc.(a)	255	12,929
McGrath RentCorp.	1,253	90,391
MRC Global, Inc.(a)	4,647	38,570
MSC Industrial Direct Co., Inc., Class A	2,382	200,255
NOW, Inc.(a)	6,770	48,879
Rush Enterprises, Inc., Class A	2,846	148,220
Rush Enterprises, Inc., Class B	399	20,632
SiteOne Landscape Supply, Inc.(a)	2,429	570,718
Textainer Group Holdings Ltd.(a)	2,893	113,666
Titan Machinery, Inc.(a)	1,169	33,223
Transcat, Inc.(a)	348	26,058
Triton International Ltd.	3,850	239,432
United Rentals, Inc.(a)	4,081	1,547,148
Univar Solutions, Inc.(a)	8,787	224,771
Veritiv Corp.(a)	789	84,636
W.W. Grainger, Inc.	2,627	1,216,590
Watsco, Inc.	1,888	546,727
WESCO International, Inc.(a)	2,504	324,418

		8,901,685

Water Utilities — 0.1%
American States Water Co.	2,002	181,862

25

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
American Water Works Co., Inc.	10,203	$1,777,159
Artesian Resources Corp., Class A	493	19,828
Cadiz, Inc.(a)	459	2,786
California Water Service Group	2,801	170,525
Essential Utilities, Inc.	12,372	582,350
Global Water Resources, Inc.	881	16,669
Middlesex Water Co.	903	99,438
Pure Cycle Corp.(a)	1,623	25,465
SJW Group	1,481	97,627
York Water Co.	673	32,250

		3,005,959

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	4,035	65,609
Shenandoah Telecommunications Co.	2,672	73,854
Telephone & Data Systems, Inc.	5,293	99,191
T-Mobile US, Inc.(a)	33,161	3,814,510
United States Cellular Corp.(a)	1,024	31,304

		4,084,468

Total Common Stocks — 97.9% (Cost: $1,673,933,428)		2,639,902,133

Investment Companies

Equity Funds — 1.2%
iShares Russell 3000 ETF(d)	121,901	33,152,196

Total Investment Companies — 1.2% (Cost: $30,908,455)		33,152,196

Total Long-Term Investments — 99.1% (Cost: $1,704,841,883)		2,673,054,329

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(f)(g)	34,156,446	$34,173,524
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(f)	21,234,154	21,234,154

Total Short-Term Securities — 2.1% (Cost: $55,407,678)		55,407,678

Total Investments — 101.2% (Cost: $1,760,249,561)		2,728,462,007

Liabilities in Excess of Other Assets — (1.2)%		(32,536,576)

Net Assets — 100.0%		$2,695,925,431

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,776,918	$5,396,606	(a)	$—	$8,126	$(8,126)	$34,173,524	34,156,446	$30,877	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,326,350	8,907,804	(a)	—	—	—	21,234,154	21,234,154	299		—
BlackRock, Inc.	6,385,840	675,189		(71,884)	(3,733)	600,006	7,585,418	8,040	31,004		—
iShares Russell 3000 ETF	17,801,070	25,786,499		(11,702,193)	2,136,186	(869,366)	33,152,196	121,901	55,755		—

					$2,140,579	$(277,486)	$96,145,292		$117,935		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	27	12/17/21	$3,099	$62,077
S&P 500 E-Mini Index	88	12/17/21	20,227	598,063

				$660,140

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$34,888,230	$—	$—	$34,888,230
Air Freight & Logistics	14,877,739	—	—	14,877,739
Airlines	5,780,665	—	—	5,780,665
Auto Components	6,858,885	—	—	6,858,885
Automobiles	58,966,546	—	—	58,966,546
Banks	118,049,985	—	—	118,049,985
Beverages	32,253,144	—	—	32,253,144
Biotechnology	64,523,317	—	1,200	64,524,517
Building Products	16,791,044	—	—	16,791,044
Capital Markets	85,941,556	—	—	85,941,556
Chemicals	35,594,827	—	—	35,594,827
Commercial Services & Supplies	14,344,825	—	—	14,344,825
Communications Equipment	20,660,847	—	—	20,660,847
Construction & Engineering	4,505,235	—	—	4,505,235
Construction Materials	3,348,100	—	—	3,348,100
Consumer Finance	17,845,125	—	—	17,845,125
Containers & Packaging	9,710,597	30,937	—	9,741,534
Distributors	3,037,348	—	—	3,037,348
Diversified Consumer Services	3,763,924	—	—	3,763,924

27

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Financial Services	$31,451,725	$—	$—	$31,451,725
Diversified Telecommunication Services	24,264,294	—	—	24,264,294
Electric Utilities	36,856,685	—	—	36,856,685
Electrical Equipment	19,285,493	—	—	19,285,493
Electronic Equipment, Instruments & Components	18,990,181	—	—	18,990,181
Energy Equipment & Services	6,646,191	—	—	6,646,191
Entertainment	49,180,211	—	—	49,180,211
Equity Real Estate Investment Trusts (REITs)	84,788,035	—	—	84,788,035
Food & Staples Retailing	32,721,372	—	—	32,721,372
Food Products	23,090,083	—	—	23,090,083
Gas Utilities	2,854,358	—	—	2,854,358
Health Care Equipment & Supplies	89,334,591	25,505	—	89,360,096
Health Care Providers & Services	66,382,008	—	—	66,382,008
Health Care Technology	7,846,559	—	—	7,846,559
Hotels, Restaurants & Leisure	53,186,321	—	—	53,186,321
Household Durables	12,602,867	—	—	12,602,867
Household Products	28,720,254	—	—	28,720,254
Independent Power and Renewable Electricity Producers	2,338,313	—	—	2,338,313
Industrial Conglomerates	23,776,763	—	—	23,776,763
Insurance	54,137,411	—	—	54,137,411
Interactive Media & Services	148,700,181	—	—	148,700,181
Internet & Direct Marketing Retail	90,930,708	—	—	90,930,708
IT Services	127,415,765	—	—	127,415,765
Leisure Products	4,504,456	—	—	4,504,456
Life Sciences Tools & Services	39,677,338	—	—	39,677,338
Machinery	46,658,711	—	—	46,658,711
Marine	523,048	—	—	523,048
Media	29,831,402	—	—	29,831,402
Metals & Mining	12,721,814	—	—	12,721,814
Mortgage Real Estate Investment Trusts (REITs)	3,991,051	—	—	3,991,051
Multi-line Retail	12,984,189	—	—	12,984,189
Multi-Utilities	16,440,724	—	—	16,440,724
Oil, Gas & Consumable Fuels	68,069,098	—	—	68,069,098
Paper & Forest Products	787,956	—	—	787,956
Personal Products	5,513,691	—	—	5,513,691
Pharmaceuticals	83,320,309	—	—	83,320,309
Professional Services	18,215,832	—	—	18,215,832
Real Estate Management & Development	6,103,094	—	—	6,103,094
Road & Rail	30,181,042	—	—	30,181,042
Semiconductors & Semiconductor Equipment	136,800,085	—	—	136,800,085
Software	279,794,790	—	—	279,794,790
Specialty Retail	62,525,809	—	—	62,525,809
Technology Hardware, Storage & Peripherals	140,111,907	—	—	140,111,907
Textiles, Apparel & Luxury Goods	21,402,866	—	—	21,402,866
Thrifts & Mortgage Finance	3,352,390	—	—	3,352,390
Tobacco	13,098,469	—	—	13,098,469
Trading Companies & Distributors	8,901,685	—	—	8,901,685
Water Utilities	3,005,959	—	—	3,005,959
Wireless Telecommunication Services	4,084,468	—	—	4,084,468
Investment Companies	33,152,196	—	—	33,152,196
Short-Term Securities
Money Market Funds	55,407,678	—	—	55,407,678

	$2,728,404,365	$56,442	$1,200	$2,728,462,007

Derivative Financial Instruments(a)
Assets
Equity Contracts	$660,140	$—	$—	$660,140

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) October 31, 2021	iShares Total U.S. Stock Market Index Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

29